UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790

Franklin California Tax Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin California Tax-Free Income Fund
Class A [FTFQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$38	0.76%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$12,582,665,918
Total Number of Portfolio Holdings	1,131
Portfolio Turnover Rate	6.99%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Tax-Free Income Fund	PAGE 1	1112-STSR-1025

Franklin California Tax-Free Income Fund
Class A1 [FKTFX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$30	0.61%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$12,582,665,918
Total Number of Portfolio Holdings	1,131
Portfolio Turnover Rate	6.99%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Tax-Free Income Fund	PAGE 1	112-STSR-1025

Franklin California Tax-Free Income Fund
Class C [FRCTX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$58	1.16%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$12,582,665,918
Total Number of Portfolio Holdings	1,131
Portfolio Turnover Rate	6.99%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Tax-Free Income Fund	PAGE 1	212-STSR-1025

Franklin California Tax-Free Income Fund
Class R6 [FKTQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$23	0.47%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$12,582,665,918
Total Number of Portfolio Holdings	1,131
Portfolio Turnover Rate	6.99%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Tax-Free Income Fund	PAGE 1	8112-STSR-1025

Franklin California Tax-Free Income Fund
Advisor Class [FCAVX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$25	0.51%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$12,582,665,918
Total Number of Portfolio Holdings	1,131
Portfolio Turnover Rate	6.99%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Tax-Free Income Fund	PAGE 1	614-STSR-1025

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
California Tax-Free
Income Fund
Financial Statements and Other Important Information
Semi-Annual | August 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 37
Notes to Financial Statements 41
Changes In and Disagreements with Accountants 49
Results of Meeting(s) of Shareholders 49
Remuneration Paid to Directors, Officers and Others 49
Board Approval of Management and Subadvisory Agreements 49

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended March 31,
2025 2024
a
2023 2021 2020
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $6.86 $6.89 $6.73 $7.44 $7.71 $7.50 $7.44
Income from investment
operations
c
:
Net investment income
d
. 0.12 0.24 0.24 0.22 0.18 0.22 0.22
Net realized and
unrealized gains
(losses) ........... (0.30) (0.03) 0.16 (0.71) (0.28) 0.20 0.08
Total from investment
operations ........... (0.18) 0.21 0.40 (0.49) (0.10) 0.42 0.30
Less distributions from:
Net investment income .. (0.12) (0.24) (0.24) (0.22) (0.17) (0.21) (0.24)
Net asset value, end of
period .............. $6.56 $6.86 $6.89 $6.73 $7.44 $7.71 $7.50
Total return
e
........... (2.59)% 3.06% 6.02% (6.62)% (1.30)% 5.66% 3.98%
Ratios to average net
assets
f
Expenses ............. 0.76% 0.76%
g
0.76%
g
0.77%
g
0.75%
g
0.75%
g
0.76%
g
Net investment income ... 3.75% 3.48% 3.57% 3.27% 2.52% 2.79% 2.97%
Supplemental data
Net assets, end of period
(000’s) .............. $2,730,950 $2,853,539 $2,554,655 $2,282,254 $2,412,285 $2,074,343 $1,395,165
Portfolio turnover rate .... 6.99% 7.96% 14.01% 42.30% 19.33% 14.41% 15.74%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended March 31,
2025 2024
a
2023 2021 2020
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $6.85 $6.88 $6.72 $7.43 $7.70 $7.49 $7.43
Income from investment
operations
c
:
Net investment income
d
. 0.13 0.25 0.25 0.23 0.19 0.23 0.24
Net realized and
unrealized gains
(losses) ........... (0.30) (0.03) 0.16 (0.71) (0.27) 0.20 0.07
Total from investment
operations ........... (0.17) 0.22 0.41 (0.48) (0.08) 0.43 0.31
Less distributions from:
Net investment income .. (0.13) (0.25) (0.25) (0.23) (0.19) (0.22) (0.25)
Net asset value, end of
period .............. $6.55 $6.85 $6.88 $6.72 $7.43 $7.70 $7.49
Total return
e
........... (2.52)% 3.22% 6.18% (6.48)% (1.17)% 5.83% 4.14%
Ratios to average net
assets
f
Expenses ............. 0.61% 0.60%
g
0.61%
g
0.62%
g
0.59%
g
0.60%
g
0.61%
g
Net investment income ... 3.91% 3.64% 3.73% 3.42% 2.68% 2.97% 3.12%
Supplemental data
Net assets, end of period
(000’s) .............. $6,321,894 $6,986,725 $7,640,302 $8,130,315 $10,201,944 $11,084,478 $11,448,334
Portfolio turnover rate .... 6.99% 7.96% 14.01% 42.30% 19.33% 14.41% 15.74%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended March 31,
2025 2024
a
2023 2021 2020
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $6.84 $6.87 $6.71 $7.41 $7.69 $7.47 $7.41
Income from investment
operations
c
:
Net investment income
d
. 0.11 0.21 0.21 0.20 0.15 0.19 0.20
Net realized and
unrealized gains
(losses) ........... (0.31) (0.03) 0.16 (0.71) (0.28) 0.21 0.07
Total from investment
operations ........... (0.20) 0.18 0.37 (0.51) (0.13) 0.40 0.27
Less distributions from:
Net investment income .. (0.11) (0.21) (0.21) (0.19) (0.15) (0.18) (0.21)
Net asset value, end of
period .............. $6.53 $6.84 $6.87 $6.71 $7.41 $7.69 $7.47
Total return
e
........... (2.94)% 2.65% 5.61% (6.88)% (1.80)% 5.40% 3.57%
Ratios to average net
assets
f
Expenses ............. 1.16% 1.16%
g
1.16%
g
1.17%
g
1.15%
g
1.16%
g
1.16%
g
Net investment income ... 3.36% 3.09% 3.19% 2.86% 2.13% 2.42% 2.57%
Supplemental data
Net assets, end of period
(000’s) .............. $263,321 $324,192 $395,396 $502,065 $723,593 $1,018,197 $1,118,612
Portfolio turnover rate .... 6.99% 7.96% 14.01% 42.30% 19.33% 14.41% 15.74%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended March 31,
2025 2024
a
2023 2021 2020
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $6.84 $6.87 $6.71 $7.42 $7.69 $7.48 $7.42
Income from investment
operations
c
:
Net investment income
d
. 0.13 0.26 0.26 0.24 0.20 0.24 0.25
Net realized and
unrealized gains
(losses) ........... (0.30) (0.03) 0.15 (0.71) (0.28) 0.20 0.07
Total from investment
operations ........... (0.17) 0.23 0.41 (0.47) (0.08) 0.44 0.32
Less distributions from:
Net investment income .. (0.13) (0.26) (0.25) (0.24) (0.19) (0.23) (0.26)
Net asset value, end of
period .............. $6.54 $6.84 $6.87 $6.71 $7.42 $7.69 $7.48
Total return
e
........... (2.45)% 3.36% 6.33% (6.37)% (1.05)% 5.97% 4.28%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates ... 0.47% 0.47% 0.48% 0.49% 0.47% 0.47% 0.47%
Expenses net of waiver and
payments by affiliates ... 0.47% 0.47%
g
0.48%
g
0.49%
g
0.47%
g,h
0.47%
g,h
0.46%
g
Net investment income ... 4.05% 3.78% 3.87% 3.55% 2.81% 3.08% 3.27%
Supplemental data
Net assets, end of period
(000’s) .............. $370,437 $380,103 $316,077 $271,190 $345,058 $281,038 $186,078
Portfolio turnover rate .... 6.99% 7.96% 14.01% 42.30% 19.33% 14.41% 15.74%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended March 31,
2025 2024
a
2023 2021 2020
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $6.84 $6.87 $6.71 $7.42 $7.69 $7.48 $7.42
Income from investment
operations
c
:
Net investment income
d
. 0.13 0.26 0.26 0.24 0.20 0.24 0.24
Net realized and
unrealized gains
(losses) ........... (0.31) (0.04) 0.15 (0.72) (0.28) 0.20 0.08
Total from investment
operations ........... (0.18) 0.22 0.41 (0.48) (0.08) 0.44 0.32
Less distributions from:
Net investment income .. (0.13) (0.25) (0.25) (0.23) (0.19) (0.23) (0.26)
Net asset value, end of
period .............. $6.53 $6.84 $6.87 $6.71 $7.42 $7.69 $7.48
Total return
e
........... (2.62)% 3.33% 6.30% (6.40)% (1.08)% 5.94% 4.24%
Ratios to average net
assets
f
Expenses ............. 0.51% 0.51%
g
0.52%
g
0.52%
g
0.50%
g
0.51%
g
0.51%
g
Net investment income ... 4.02% 3.74% 3.84% 3.53% 2.78% 3.06% 3.22%
Supplemental data
Net assets, end of period
(000’s) .............. $2,896,064 $2,609,811 $2,425,421 $2,344,189 $2,619,688 $2,498,587 $1,888,402
Portfolio turnover rate .... 6.99% 7.96% 14.01% 42.30% 19.33% 14.41% 15.74%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited), August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 79,045 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Municipal Bonds 98.2%
California 95.4%
Alameda Corridor Transportation Authority ,
Revenue , 2022 C , Refunding , AG Insured , 5% , 10/01/52 .................... $ 28,000,000 28,218,221
c
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , 3.11%, 10/01/29 ...... 20,000,000 17,645,962
c
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , 3.29%, 10/01/30 ...... 41,665,000 35,336,690
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 ..................... 18,000,000 18,008,707
c
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , 2.67%, 9/01/27 ...................................... 3,035,000 2,879,027
Align Capital Trust , Revenue , 2023-1 , 5.5% , 3/01/35 ......................... 13,000,000 12,712,570
c
Alisal Union School District ,
GO , 2009 B , AG Insured , 3.11%, 8/01/32 ................................ 3,355,000 2,714,832
GO , 2009 B , AG Insured , 3.29%, 8/01/33 ................................ 3,610,000 2,794,248
GO , 2009 B , AG Insured , 3.37%, 2/01/34 ................................ 3,345,000 2,529,867
Alta Loma School District , GO , 2019 B , 5% , 8/01/44 ......................... 7,375,000 7,486,025
c
Alvord Unified School District ,
GO , 2011 B , AG Insured , 4.41%, 8/01/36 ................................ 15,000,000 9,364,560
GO , 2011 B , AG Insured , 7.121%, 8/01/46 ............................... 42,500,000 48,839,895
Anaheim Housing & Public Improvements Authority ,
City of Anaheim Electric System , Revenue , 2022 A , Refunding , 5% , 10/01/52 ..... 8,040,000 8,087,314
City of Anaheim Water System , Revenue , 2022 A , 5% , 10/01/52 ............... 8,345,000 8,392,466
c
Anaheim Public Financing Authority ,
City of Anaheim , Revenue , 1997 C , AG Insured , 2.53%, 9/01/26 ............... 29,430,000 28,700,934
City of Anaheim , Revenue , 1997 C , AG Insured , 2.59%, 9/01/27 ............... 22,860,000 21,719,416
City of Anaheim , Revenue , 1997 C , AG Insured , 2.65%, 9/01/28 ............... 14,425,000 13,335,129
City of Anaheim , Revenue , 1997 C , AG Insured , 2.76%, 9/01/29 ............... 24,810,000 22,245,735
City of Anaheim , Revenue , 1997 C , AG Insured , 3.32%, 9/01/32 ............... 13,665,000 10,867,630
City of Anaheim , Revenue , 1997 C , AG Insured , 3.51%, 9/01/33 ............... 37,070,000 28,136,808
City of Anaheim , Revenue , 1997 C , AG Insured , 3.68%, 9/01/34 ............... 24,970,000 18,042,221
City of Anaheim , Revenue , 1997 C , AG Insured , ETM, 3.61%, 3/01/37 .......... 15,080,000 10,031,420
c
Anaheim Union High School District , GO , 2002 A , AG Insured , 2.29%, 8/01/26 ..... 8,570,000 8,393,425
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/42 ............................. 119,305,000 111,783,989
Revenue , 2017 S-7 , Refunding , 4% , 4/01/47 ............................. 23,330,000 20,615,622
Revenue , 2017 S-7 , Refunding , 4% , 4/01/49 ............................. 13,625,000 11,898,222
d
Revenue , 2021 A , Refunding , Mandatory Put , 2% , 4/01/28 ................... 12,000,000 11,693,448
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AG Insured , 5% , 9/01/49 ...................................... 10,000,000 10,311,421
Beaumont Unified School District ,
c
GO , 2011 C , AG Insured , 4.72%, 8/01/40 ................................ 11,000,000 5,525,291
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.125% , 9/01/40 ................................................. 280,000 260,858
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.375% , 9/01/45 ................................................. 435,000 395,268
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.5% , 9/01/50 ................................................... 640,000 581,632
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.5% , 9/01/55 ................................................... 910,000 813,770
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
4.125% , 9/01/40 ................................................. 310,000 288,807

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Beaumont Unified School District, (continued)
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
4.375% , 9/01/45 ................................................. $ 875,000 $ 795,080
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,000,000 980,006
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,000,000 971,270
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/49 ............................ 5,250,000 5,323,672
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/54 ............................ 10,000,000 10,098,162
Cabrillo Unified School District , GO , 2018 A , 5% , 8/01/45 ..................... 4,245,000 4,315,952
California Affordable Housing Agency ,
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/40 .............. 1,580,000 1,491,542
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/45 .............. 1,930,000 1,680,292
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/50 .............. 1,855,000 1,586,507
d
California Community Choice Financing Authority ,
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 100,000,000 101,264,700
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 122,575,000 128,933,529
Revenue , 2023 E-1 , Mandatory Put , 5% , 3/01/31 .......................... 38,855,000 41,331,396
Revenue , 2023 G-1 , Mandatory Put , 5.25% , 4/01/30 ....................... 23,500,000 25,166,493
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 69,000,000 72,063,338
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 70,000,000 75,407,325
Revenue , 2024 E , Mandatory Put , 5% , 9/01/32 ............................ 90,000,000 96,500,844
Revenue , 2025 A , Mandatory Put , 5% , 5/01/35 ............................ 6,000,000 6,204,141
Revenue , 2025 B , Mandatory Put , 5% , 11/01/35 ........................... 15,585,000 16,678,841
California Community College Financing Authority ,
Revenue , 2001 A , NATL Insured , 5.125% , 4/01/31 ......................... 880,000 881,523
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 8,150,000 8,220,144
e
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 5,235,000 4,152,621
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 35,015,000 26,958,458
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 201 A-1 T , 4.25% ,
2/01/38 ........................................................ 7,095,000 6,267,790
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% ,
2/01/57 ........................................................ 59,855,000 35,753,127
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 14,740,000 11,978,081
Fountains at Emerald Park , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 8/01/56 .. 46,440,000 29,572,764
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 47,500,000 30,089,179
Summit at Sausalito Apartments , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ........ 16,260,000 10,388,142
Twin Creek Apartments , Revenue , 144A, 2022 A-1 , 4.5% , 8/01/52 ............. 29,275,000 21,737,091
c
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , 6.311%, 8/01/65 .. 79,990,000 2,723,588
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,765,000 13,815,415
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 1,120,000 1,038,332
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 2,000,000 1,665,871
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/34 .... 7,080,000 7,025,056
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/40 .... 17,650,000 16,799,076
Los Angeles County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% ,
6/01/49 ........................................................ 135,000 130,422
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/49 .................................................... 3,525,000 2,901,521
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/36 .................................................... 470,000 459,129
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/38 .................................................... 530,000 503,981

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California County Tobacco Securitization Agency, (continued)
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/40 .................................................... $ 625,000 $ 579,427
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/42 .................................................... 100,000 89,898
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/35 .. 350,000 345,311
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/36 .. 600,000 586,122
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/37 .. 530,000 510,214
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/38 .. 790,000 751,217
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/39 .. 620,000 582,373
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 .. 830,000 769,479
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 .. 3,520,000 2,931,932
Sonoma County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% , 6/01/49 . 345,000 332,889
Stanislaus County Tobacco Funding Corp. , Revenue , 2002 A , 5.875% , 6/01/43 ... 2,115,000 2,116,931
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/40 ................ 1,295,000 1,141,651
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/41 ................ 1,345,000 1,167,462
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/42 ................ 1,400,000 1,193,002
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/46 ................ 3,000,000 2,474,144
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/50 ................ 2,675,000 2,126,666
Art Center College of Design , Revenue , 2022 A , 3% , 12/01/51 ................ 650,000 416,611
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/31 ............... 475,000 536,324
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 2,815,000 3,178,856
Leland Stanford Junior University (The) , Revenue , U-1 , 5.25% , 4/01/40 ......... 5,000,000 5,758,194
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 7,000,000 7,510,672
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 20,850,000 22,012,600
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/47 ............. 11,000,000 10,719,061
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.56%, 10/01/26 .. 7,620,000 7,413,772
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.62%, 10/01/27 .. 7,365,000 6,979,029
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.68%, 10/01/28 .. 4,120,000 3,797,045
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.98%, 10/01/30 .. 5,685,000 4,896,887
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.18%, 10/01/31 .. 7,615,000 6,292,986
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.36%, 10/01/32 .. 7,615,000 6,025,017
c
Santa Clara University , Revenue , 1999 , AMBAC Insured , 3.84%, 9/01/26 ........ 1,345,000 1,295,164
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.5% , 10/01/53 .... 10,850,000 10,187,586
University of Redlands , Revenue , 2022 A , 5% , 10/01/44 ..................... 3,835,000 3,724,011
University of Redlands , Revenue , 2022 A , 5% , 10/01/52 ..................... 18,790,000 17,706,261
University of San Francisco , Revenue , 2018 A , 5% , 10/01/48 ................. 10,000,000 9,871,359
University of Southern California , Revenue , 2025 A , 5% , 10/01/55 ............. 50,000,000 51,070,790
California Enterprise Development Authority ,
Castilleja School Foundation , Revenue , 2024 , 5% , 6/01/49 ................... 2,800,000 2,844,137
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/40 .. 650,000 658,206
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/45 .. 650,000 648,389
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/50 .. 650,000 636,997
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/55 .. 3,175,000 3,121,646
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/57 .. 500,000 483,732
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5% , 12/01/28 .. 24,200,000 25,673,238
Casa Milagro LLC , Revenue , 2011 A , California Mortgage Insured , 6.25% , 2/01/26 . 1,405,000 1,409,174
Cedars-Sinai Medical Center Obligated Group , Revenue , 2021 A , Refunding , 5% ,
8/15/41 ........................................................ 5,000,000 5,227,717
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/42 ........................................................ 14,370,000 13,907,079
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/47 ........................................................ 7,750,000 7,346,368
City of Hope Obligated Group , Revenue , 2019 , 5% , 11/15/49 ................. 27,000,000 26,614,670
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 . 13,220,000 13,242,293

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/37 . $ 5,550,000 $ 5,496,408
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/38 . 7,075,000 6,903,535
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 3% , 4/01/44 . 4,340,000 3,365,282
El Camino Hospital LP , Revenue , 2017 , 4.125% , 2/01/47 .................... 11,000,000 9,858,571
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/47 ....................... 12,500,000 12,526,862
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/48 ................................................. 1,905,000 1,890,927
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/53 ................................................. 1,945,000 1,917,073
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/58 ................................................. 3,000,000 2,908,146
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/38 ............... 25,000,000 24,358,222
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/44 ............... 411,225,000 366,416,156
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 12,500,000 12,876,157
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2016 B , 5% , 8/15/55 .............................................. 24,000,000 24,001,682
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2017 A , 5% , 11/15/56 ............................................. 10,300,000 10,139,308
Marshall Medical Center , Revenue , 2020 A , Refunding , California Mortgage Insured ,
4% , 11/01/40 ................................................... 3,750,000 3,658,145
Marshall Medical Center , Revenue , 2020 A , Refunding , California Mortgage Insured ,
5% , 11/01/50 ................................................... 25,065,000 25,178,214
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/40 ........................................................ 1,450,000 1,465,770
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/50 ........................................................ 2,375,000 2,229,229
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/55 ........................................................ 850,000 785,599
Providence St. Joseph Health Obligated Group , Revenue , 2014 A , 5% , 10/01/38 .. 5,110,000 5,112,520
Scripps Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 11/15/42 ..... 2,500,000 2,625,248
Sutter Health Obligated Group , Revenue , 2016 B , 5% , 11/15/46 ............... 42,105,000 42,144,381
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/48 ...... 10,585,000 8,933,900
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/48 ...... 21,690,000 21,493,842
Sutter Health Obligated Group , Revenue , 2018 A , 4% , 11/15/42 ............... 11,680,000 10,626,154
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 24,500,000 24,344,572
California Housing Finance Agency ,
Revenue , 2019-1 , A , 4.25% , 1/15/35 ................................... 45,435,101 46,406,930
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 13,099,352 13,285,268
Revenue , 2021-1 , A , 3.5% , 11/20/35 ................................... 4,657,245 4,395,063
e
Found Middle LP , Revenue , 144A, 2024 L , 5.2% , 12/01/27 ................... 5,000,000 5,107,941
d,e
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-1 , Mandatory Put , 3% ,
9/01/36 ........................................................ 22,535,000 19,239,928
e
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-2 , 5% , 9/01/36 ...... 1,940,000 1,607,340
California Infrastructure & Economic Development Bank ,
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/44 ...... 12,750,000 12,855,340
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/49 ...... 16,040,000 16,045,138
California State Water Resources Control Board Water Pollution Control Revolving
Fund , Revenue , 2018 , 5% , 10/01/43 .................................. 10,000,000 10,255,811
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/45 ....................................................... 850,000 718,799
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/50 ....................................................... 860,000 700,109
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 B , 4% ,
11/01/56 ....................................................... 1,000,000 788,699
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/47 ....................................................... 2,300,000 2,252,195

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank, (continued)
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 4.125% ,
11/01/52 ....................................................... $ 3,100,000 $ 2,548,488
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/57 ....................................................... 5,500,000 5,221,838
Los Angeles County Museum of Natural History Foundation , Revenue , 2020 ,
Refunding , 3% , 7/01/50 ............................................ 18,995,000 12,705,666
d
Museum Associates , Revenue , 2021 A , Refunding , Mandatory Put , 1.2% , 6/01/28 . 15,000,000 13,906,998
University of California , Revenue , 2017 , 5% , 5/15/52 ....................... 31,305,000 31,422,093
California Municipal Finance Authority ,
e
Revenue , 144A, 2025 A , 6.375% , 8/01/37 ............................... 28,300,000 28,313,663
Revenue, Senior Lien , 2017 A , Refunding , 4% , 8/15/52 ..................... 27,350,000 22,524,426
Special Tax , 2024 C , 5% , 9/01/44 ...................................... 1,100,000 1,099,743
Special Tax , 2024 C , 5% , 9/01/54 ...................................... 1,000,000 964,499
Special Tax , 2024 E , 5% , 9/01/55 ...................................... 2,500,000 2,391,586
Special Tax , 2025 A , 5% , 9/01/50 ...................................... 1,350,000 1,310,075
Special Tax , 2025 B , 5.125% , 9/01/50 .................................. 1,275,000 1,233,486
f
1717 University Associates LLC , Revenue , 2020 A , 4.5% , 6/01/52 ............. 11,413,000 8,962,082
f
1717 University Associates LLC , Revenue , 2020 A-T , 5.25% , 6/01/52 ........... 3,407,000 2,589,274
e
Ascent 613 , Revenue , 144A, 2025 A , 5.25% , 1/01/45 ....................... 2,500,000 2,329,930
e
Ascent 613 , Revenue , 144A, 2025 A , 5.375% , 1/01/55 ...................... 3,500,000 3,180,282
e
Ascent 613 , Revenue , 144A, 2025 A , 5.5% , 1/01/60 ........................ 2,850,000 2,608,858
Bethany Home Society of San Joaquin County, Inc. , Revenue , 2023 , California
Mortgage Insured , 5% , 11/15/52 ..................................... 26,465,000 26,637,864
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/51 ................. 2,355,000 1,850,482
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/49 ............................................ 1,235,000 1,221,362
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/54 ............................................ 1,800,000 1,757,055
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/59 ............................................ 2,600,000 2,509,423
Carmel Valley Manor Obligated Group , Revenue , 2022 , California Mortgage Insured ,
5% , 5/15/52 .................................................... 17,775,000 17,889,832
e
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 10,375,000 9,561,828
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 10,000,000 9,359,237
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 580,000 592,823
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 900,000 902,268
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 785,000 774,200
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 750,000 721,213
Community Facilities District No. 2020-6 , Special Tax , 2025 , 5% , 9/01/50 ........ 1,000,000 963,664
Community Facilities District No. 2020-6 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,500,000 1,415,613
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/45 ....... 1,085,000 1,064,898
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/50 ....... 1,250,000 1,204,580
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/55 ....... 1,400,000 1,323,226
Community Facilities District No. 2021-9 Improvement Area No. 1 , Special Tax , 2025 ,
5.125% , 9/01/50 ................................................. 1,725,000 1,678,089
Community Facilities District No. 2021-9 Improvement Area No. 1 , Special Tax , 2025 ,
5.25% , 9/01/55 .................................................. 2,425,000 2,374,804
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,000,000 1,000,614
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,250,000 1,227,711
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 4,025,000 3,779,558

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/42 ............................................ $ 15,900,000 $ 15,910,087
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/47 ............................................ 19,145,000 18,849,051
Community Hospitals of Central California Obligated Group , Revenue , 2021 A , 4% ,
2/01/51 ........................................................ 7,000,000 5,704,557
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/37 .................... 1,040,000 955,647
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/38 .................... 1,000,000 901,879
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/39 .................... 1,040,000 918,477
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/40 .................... 1,175,000 1,015,621
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/41 .................... 1,140,000 963,938
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/42 .... 450,000 384,892
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/52 .... 1,000,000 766,328
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/56 .... 1,100,000 822,240
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/47 ......... 9,100,000 8,660,603
Eskaton Properties, Inc. Obligated Group , Revenue , 2024 , Refunding , 5% , 11/15/44 1,500,000 1,468,384
e
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-A , 6.25% , 1/01/60 ............. 29,830,000 27,619,925
e
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-B , 9% , 7/01/42 ................ 1,800,000 1,815,510
e
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 22,510,000 21,828,571
e
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-1 , 6.75% , 9/01/53 ........... 51,750,000 51,810,485
e
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-2 , 8% , 9/01/27 ............. 565,000 579,122
Inland Christian Home, Inc. , Revenue , 2020 , California Mortgage Insured , 4% ,
12/01/49 ....................................................... 2,670,000 2,372,249
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/45 ... 23,300,000 23,299,995
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 81,985,000 68,711,973
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 8,500,000 8,550,595
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 5,000,000 5,019,586
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 46,895,000 45,694,816
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 55,745,000 53,230,382
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 B , 5% , 6/01/48 14,325,000 13,623,271
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.25% ,
7/01/40 ........................................................ 7,065,000 7,204,494
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.5% , 7/01/50 21,145,000 21,260,693
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 6% , 7/01/53 12,485,000 13,103,725
e
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 B , Refunding , 6.5% ,
7/01/32 ........................................................ 2,470,000 2,487,386
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 5,500,000 5,409,088
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5% , 11/01/47 ..... 8,650,000 7,695,515
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/43 ...................................... 10,000,000 10,188,636
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/49 ...................................... 18,990,000 19,212,973
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/52 ....................................................... 43,040,000 43,144,269
Samuel Merritt University , Revenue , 2022 , 5.25% , 6/01/53 ................... 39,750,000 40,785,440
Scripps College , Revenue , 2025 , 5.5% , 7/01/60 ........................... 8,500,000 8,680,574
e
Sierra Ridge 3600 LLC , Revenue , 144A, 2024 A , 5.75% , 11/01/39 ............. 48,675,000 46,158,955
University of La Verne , Revenue , 2017 A , Refunding , 4% , 6/01/47 ............. 10,500,000 8,869,065
California Pollution Control Financing Authority ,
e
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/39 . 7,250,000 7,330,463
e
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 11/21/45 11,365,000 11,260,754
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/30 .......... 5,200,000 5,535,836
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/31 .......... 3,000,000 3,201,645
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/32 .......... 5,500,000 5,890,282
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/33 .......... 6,000,000 6,438,271
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/34 .......... 3,250,000 3,479,092

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Pollution Control Financing Authority, (continued)
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/35 .......... $ 3,250,000 $ 3,443,556
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/36 .......... 2,650,000 2,778,233
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/37 .......... 2,300,000 2,394,405
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/38 .......... 2,000,000 2,062,931
e
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 11/21/45 ......... 2,200,000 2,179,820
San Jose Water Co. , Revenue , 2016 , 4.75% , 11/01/46 ...................... 15,000,000 13,698,163
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AG Insured , ETM, 5.9% , 9/01/26 .................. 430,000 436,779
e
California School Finance Authority ,
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 4% , 7/01/34 ............................................ 445,000 444,466
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5% , 7/01/49 ............................................ 1,000,000 972,780
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5% , 7/01/59 ............................................ 3,000,000 2,836,437
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 2.125% , 8/01/31 . 500,000 445,515
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/36 .... 325,000 304,904
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/41 .... 525,000 450,498
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/51 .... 800,000 621,802
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/52 .... 2,935,000 2,632,403
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/43 ............................................ 1,000,000 950,458
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5.25% , 6/01/53 ......................................... 1,550,000 1,455,553
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/42 ....................................................... 1,325,000 1,282,095
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/52 ....................................................... 2,265,000 2,080,200
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/61 ....................................................... 3,905,000 3,543,493
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/29 ............................................ 200,000 203,798
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/38 ............................................ 465,000 433,491
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/48 ............................................ 675,000 538,597
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2024 A , 5% ,
7/01/64 ........................................................ 500,000 450,494
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.75% , 8/01/52 .................................................. 1,500,000 1,530,069
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 4% , 7/01/40 800,000 714,685
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.125% ,
6/01/53 ........................................................ 1,000,000 919,122
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.375% ,
5/01/63 ........................................................ 1,000,000 933,712
Value Schools , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/40 .............. 550,000 547,213
Value Schools , Revenue , 144A, 2023 A , Refunding , 5.25% , 7/01/48 ............ 725,000 708,437
California State Public Works Board ,
State of California , Revenue , 2019 C , 5% , 11/01/44 ........................ 5,000,000 5,099,098
State of California , Revenue , 2021 D , 4% , 11/01/35 ........................ 1,210,000 1,250,838
California State University ,
Revenue , 2015 A , 5% , 11/01/47 ....................................... 150,000 150,000
Revenue , 2015 A , Refunding , 5% , 11/01/47 .............................. 10,850,000 10,896,533
Revenue , 2016 A , Refunding , 5% , 11/01/36 .............................. 3,760,000 3,800,039
d
Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% , 11/01/26 .............. 12,000,000 11,692,759
Revenue , 2017 A , Refunding , 5% , 11/01/42 .............................. 12,310,000 12,412,780

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State University, (continued)
Revenue , 2017 A , Refunding , 5% , 11/01/47 .............................. $ 26,185,000 $ 26,271,099
Revenue , 2018 A , Refunding , 5% , 11/01/39 .............................. 3,675,000 3,788,025
Revenue , 2018 A , Refunding , 5% , 11/01/43 .............................. 3,330,000 3,382,516
Revenue , 2018 A , Refunding , 5% , 11/01/48 .............................. 17,385,000 17,502,502
Revenue , 2019 A , 5% , 11/01/44 ....................................... 40,010,000 40,635,860
Revenue , 2019 A , 5% , 11/01/49 ....................................... 31,915,000 32,091,410
Revenue , 2019 A , 5% , 11/01/51 ....................................... 45,680,000 45,853,187
Revenue , 2025 A , Refunding , 4.625% , 11/01/56 ........................... 32,800,000 31,772,110
Revenue , 2025 A , Refunding , 5.25% , 11/01/56 ............................ 75,000,000 78,421,883
California Statewide Communities Development Authority ,
Revenue , 2024 B-1 , 5% , 9/02/44 ...................................... 2,500,000 2,478,388
Revenue , 2024 B-1 , 5% , 9/02/49 ...................................... 2,000,000 1,932,212
Revenue , 2024 B-1 , 5% , 9/02/54 ...................................... 2,500,000 2,400,455
Special Assessment , 2024 A , 5% , 9/02/54 ............................... 1,290,000 1,264,941
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 3,305,000 3,316,455
Special Tax , 2024 C-2 , 4.375% , 9/02/40 ................................. 1,000,000 957,166
Special Tax , 2024 C-2 , 4.5% , 9/02/45 ................................... 1,050,000 979,138
Special Tax , 2024 C-2 , 4.625% , 9/02/50 ................................. 2,135,000 2,011,876
Special Tax , 2024 C-2 , 4.75% , 9/02/55 .................................. 2,000,000 1,861,176
Special Tax , 2025 A , 5% , 9/02/55 ...................................... 10,075,000 9,726,167
899 Charleston , Revenue , 2024 , Refunding , California Mortgage Insured , 4.25% ,
11/01/44 ....................................................... 4,320,000 4,145,605
899 Charleston , Revenue , 2024 , Refunding , California Mortgage Insured , 5% ,
11/01/49 ....................................................... 2,500,000 2,526,581
Adventist Health System/West Obligated Group , Revenue , 2015 A , Refunding , 5% ,
3/01/35 ........................................................ 9,250,000 9,278,302
Adventist Health System/West Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/48 ........................................................ 67,585,000 64,925,233
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 5% , 7/01/48 ..... 7,980,000 8,018,997
Community Facilities District Improvement Area No. 4 , Special Tax , 2024 , 5% ,
9/01/45 ........................................................ 1,840,000 1,817,216
Community Facilities District Improvement Area No. 4 , Special Tax , 2024 , 5% ,
9/01/55 ........................................................ 2,400,000 2,320,427
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.25% , 9/01/52 ............................................. 1,650,000 1,645,793
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/34 .................................................... 350,000 376,681
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/39 .................................................... 745,000 764,472
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,230,000 1,231,491
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 500,000 491,084
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 750,000 733,216
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/44 ....... 875,000 854,921
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/49 ....... 820,000 790,042
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/54 ....... 850,000 814,937
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,006,684
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,850,000 1,798,776
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/43 ......... 1,030,000 1,034,178
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/48 ......... 1,120,000 1,101,197
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/53 ......... 1,000,000 968,010
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/38 ....... 1,700,000 1,749,831
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/43 ....... 380,000 378,751
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 1,250,000 1,210,013

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.5% , 9/01/53 ...... $ 1,770,000 $ 1,803,383
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5% , 8/15/42 600,000 613,059
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.125% ,
8/15/47 ........................................................ 880,000 888,535
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.25% ,
8/15/52 ........................................................ 11,215,000 11,333,184
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.375% ,
8/15/57 ........................................................ 17,930,000 18,100,253
Marin General Hospital Obligated Group , Revenue , 2018 A , 5% , 8/01/34 ........ 1,225,000 1,258,935
Sequoia Living, Inc. , Revenue , 2025 A , Refunding , California Mortgage Insured , 5% ,
7/01/50 ........................................................ 23,000,000 23,046,241
c
Carlsbad Unified School District , GO , 2011 C , 6.444%, 8/01/35 ................. 33,000,000 38,834,073
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... 14,035,000 15,205,804
d
Central Valley Energy Authority , Revenue , 2025 , Mandatory Put , 5% , 8/01/35 ...... 50,000,000 53,744,915
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 .................. 10,000,000 10,000,169
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 4% , 9/01/29 ...................................... 350,000 356,679
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/34 ...................................... 650,000 696,074
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 830,000 854,509
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 795,000 787,171
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 675,000 653,911
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 740,000 709,474
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 1,710,000 1,547,073
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 1,000,000 857,411
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 1,250,000 1,019,594
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/37 ...................................... 2,740,000 2,861,484
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.25% , 9/01/42 ................................... 2,000,000 2,047,001
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/47 ................................... 2,000,000 2,036,979
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/52 ................................... 2,695,000 2,725,862
City of Chino Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.25% ,
9/01/55 ........................................................ 2,000,000 1,988,049
Chino Valley Unified School District ,
GO , 2020 B , 3.375% , 8/01/50 ......................................... 20,500,000 15,458,363
GO , 2020 B , 5% , 8/01/55 ............................................ 10,000,000 10,094,946
City & County of San Francisco ,
GO , 2022 R-1 , Refunding , 5% , 6/15/26 ................................. 5,000,000 5,115,396
e
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.75% , 9/01/50 ..... 850,000 872,275
e
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.75% , 9/01/53 .......... 1,835,000 1,880,019
City of Beaumont ,
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 522,493
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/43 ........ 625,000 631,650
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/48 ........ 745,000 735,465

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Beaumont, (continued)
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/53 ........ $ 950,000 $ 914,203
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 400,000 410,455
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 650,000 652,063
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 983,524
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,500,000 1,455,448
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,000,000 987,618
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,000,000 979,466
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,390,000 1,352,774
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/45 .................................................... 650,000 564,741
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,500,000 1,245,558
City of Dixon , Community Facilities District No. 2019-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ....................................... 1,000,000 970,299
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.25% , 9/01/42 .................................................. 2,005,000 2,053,313
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/47 ................................................... 2,630,000 2,697,799
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/51 ................................................... 3,040,000 3,095,336
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5.125% , 9/01/43 ................................................. 1,275,000 1,291,973
City of Fillmore ,
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,000,000 1,029,988
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,100,000 1,101,582
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 2,375,000 2,341,439
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 3,740,000 3,636,444
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/45 ........... 850,000 719,464
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/50 ........... 900,000 739,707
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/45 ........... 1,100,000 954,463
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,545,000 1,275,347
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/40 ........... 750,000 696,375
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,500,000 1,251,256
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/41 ........... 530,000 486,704
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/46 ........... 475,000 415,040
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/51 ........... 1,825,000 1,526,944
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/45 ........... 600,000 601,774
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/53 ........... 500,000 491,228
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/44 .......... 1,000,000 999,790
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/49 .......... 1,100,000 1,078,897
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/54 .......... 1,400,000 1,356,382
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,000,000 1,027,302
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/44 ........... 2,300,000 2,299,519
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/54 ........... 2,000,000 1,943,514

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Laguna Beach ,
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.375% ,
9/02/39 ........................................................ $ 1,685,000 $ 1,658,793
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.625% ,
9/02/44 ........................................................ 1,000,000 949,473
City of Lake Elsinore ,
Community Facilities District No. 2006-6 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 912,447
Community Facilities District No. 2019-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 979,466
Community Facilities District No. 2019-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 968,844
City of Lincoln ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/39 .................................................... 290,000 270,890
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/40 .................................................... 160,000 146,614
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/43 .................................................... 320,000 282,037
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/42 ........ 2,015,000 1,999,080
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/47 ........ 3,430,000 3,368,082
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/52 ........ 2,090,000 2,021,538
City of Long Beach ,
Harbor , Revenue , 2017 C , Refunding , 5% , 5/15/47 ......................... 15,660,000 15,734,183
Harbor , Revenue , 2019 A , 5% , 5/15/44 .................................. 15,045,000 15,435,623
Harbor , Revenue , 2019 A , 5% , 5/15/49 .................................. 8,705,000 8,835,674
City of Los Angeles ,
Department of Airports , Revenue , 2016 B , 5% , 5/15/41 ...................... 10,000,000 10,005,828
Department of Airports , Revenue , 2016 B , 5% , 5/15/46 ...................... 15,265,000 15,136,067
Department of Airports , Revenue , 2017 A , 5% , 5/15/42 ...................... 3,680,000 3,680,327
Department of Airports , Revenue , 2017 A , 5% , 5/15/47 ...................... 51,110,000 50,453,604
Department of Airports , Revenue , 2017 B , 5% , 5/15/42 ...................... 4,000,000 4,040,015
Department of Airports , Revenue , 2018 A , 5% , 5/15/44 ...................... 32,985,000 32,739,417
Department of Airports , Revenue , 2018 C , 5% , 5/15/37 ..................... 9,550,000 9,680,944
Department of Airports , Revenue , 2018 C , 5% , 5/15/44 ..................... 39,405,000 39,111,618
Department of Airports , Revenue , 2018 E , Refunding , 5% , 5/15/43 ............. 16,995,000 17,357,485
Department of Airports , Revenue , 2018 E , Refunding , 5% , 5/15/48 ............. 33,145,000 33,504,965
Department of Airports , Revenue , 2019 A , Refunding , 5% , 5/15/49 ............. 10,000,000 9,862,559
Department of Airports , Revenue , 2019 C , 5% , 5/15/39 ..................... 2,305,000 2,393,818
Department of Airports , Revenue , 2019 E , 5% , 5/15/44 ...................... 23,485,000 23,801,092
Department of Airports , Revenue , 2019 E , 5% , 5/15/49 ...................... 10,495,000 10,552,780
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 10,005,000 10,720,697
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/36 ............. 6,000,000 6,382,444
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 5,000,000 5,286,998
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/38 ............. 15,925,000 16,725,284
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 22,485,000 23,329,492
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/36 ............. 3,665,000 3,829,145
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/38 ............. 4,920,000 5,060,499
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/41 ............. 7,005,000 7,058,412
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/46 ............. 25,965,000 25,745,692
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/51 ............. 26,450,000 26,047,463
Department of Airports , Revenue , 2021 D , 5% , 5/15/33 ..................... 4,735,000 5,105,733
Department of Airports , Revenue , 2021 D , 5% , 5/15/34 ..................... 2,500,000 2,668,714
Department of Airports , Revenue , 2021 D , Pre-Refunded , 5% , 5/15/34 .......... 140,000 151,974
Department of Airports , Revenue , 2022 C , Refunding , 5% , 5/15/45 ............. 8,000,000 7,950,357
Department of Airports , Revenue, Senior Lien , 2020 B , Refunding , 4% , 5/15/39 ... 2,000,000 1,985,045
Department of Airports , Revenue, Senior Lien , 2020 C , 5% , 5/15/37 ............ 6,595,000 6,787,134
Department of Airports , Revenue, Senior Lien , 2022 G , 5% , 5/15/29 ............ 2,000,000 2,156,926
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/42 ............ 16,575,000 15,116,143
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/47 ............ 11,325,000 9,878,463

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/42 ............ $ 1,415,000 $ 1,423,899
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/47 ............ 25,000,000 24,776,125
Department of Airports , Revenue, Senior Lien , 2022 H , 5.25% , 5/15/47 ......... 24,000,000 24,228,206
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/42 ............. 2,360,000 2,452,880
Department of Airports , Revenue, Senior Lien , 2022 I , 4% , 5/15/48 ............. 2,000,000 1,791,566
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/48 ............. 6,265,000 6,373,072
Wastewater System , Revenue , 2018 A , 5% , 6/01/43 ........................ 10,000,000 10,171,653
Wastewater System , Revenue , 2025 A , 5% , 6/01/55 ........................ 5,000,000 5,096,284
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/37 ........................................................ 320,000 308,152
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 3% ,
9/01/43 ........................................................ 135,000 100,584
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/51 ........................................................ 565,000 458,806
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/38 ...... 500,000 519,069
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 600,000 604,405
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 700,000 692,911
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 1,000,000 963,737
Community Facilities District No. 2022-1 , Special Tax , 2024 A , 5% , 9/01/54 ...... 1,000,000 963,056
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 1,500,000 1,488,838
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 2,100,000 2,054,048
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/55 ........ 4,365,000 4,182,033
City of Mountain House , Community Facilities District No. 2024-1 Improvement Area
No. 8 , Special Tax , 2025 , 5.25% , 9/01/55 ................................ 1,000,000 979,301
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,290,000 832,328
City of Ontario ,
Community Facilities District No. 13 , Special Tax , 2021 , Refunding , 4% , 9/01/38 ... 400,000 366,107
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/43 ........... 410,000 362,697
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,565,000 1,289,926
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/42 ........... 750,000 756,612
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/47 ........... 800,000 790,752
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/53 ........... 845,000 821,603
Community Facilities District No. 57 , Special Tax , 2022 , 4.25% , 9/01/37 ......... 415,000 407,328
Community Facilities District No. 57 , Special Tax , 2022 , 4.625% , 9/01/42 ........ 650,000 621,598
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/47 ......... 840,000 788,929
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/52 ......... 825,000 759,377
Community Facilities District No. 64 , Special Tax , 2024 , 5% , 9/01/49 ........... 2,225,000 2,152,533
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,410,000 1,461,100
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/44 ........... 1,795,000 1,798,683
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/49 ........... 1,000,000 984,882
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/54 ........... 1,000,000 973,219
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AG Insured , 5% , 10/01/40 ........................................... 7,500,000 7,506,187
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............ 22,625,000 20,486,125
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.125% , 9/01/43 ................................... 525,000 531,369
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.375% , 9/01/53 ................................... 1,100,000 1,111,259
City Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 1,790,000 1,736,835
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 885,000 877,349

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Rancho Cordova, (continued)
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... $ 550,000 $ 535,750
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/53 ...................................... 525,000 506,708
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2025 , 5.125% ,
9/01/55 ......................................................... 1,000,000 975,329
City of Riverside , Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/40 ............. 25,000,000 25,046,757
City of Roseville ,
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 2,165,000 2,063,354
Electric System , COP , 2004 , AG Insured , 5% , 2/01/34 ...................... 5,000 5,008
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,165,000 1,192,874
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,000,785
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 1,000,000 988,536
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,150,000 1,118,158
City of Sacramento ,
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/43 .................... 13,555,000 13,760,989
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/48 .................... 21,415,000 21,556,131
City of San Francisco ,
Public Utilities Commission Water , Revenue , 2023 AB-A , 5.25% , 11/01/48 ....... 47,895,000 49,973,983
Public Utilities Commission Water , Revenue , 2023 AB-A , 5.25% , 11/01/52 ....... 40,170,000 41,629,537
Public Utilities Commission Water , Revenue , 2025 D , 5% , 11/01/55 ............ 75,000,000 76,493,302
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/42 .................................................... 575,000 509,077
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/47 .................................................... 1,460,000 1,228,962
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/52 .................................................... 3,530,000 2,850,044
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/49 .................................................... 325,000 320,529
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,345,000 1,311,636
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 14,125,124
City of Vernon ,
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/34 .................. 1,350,000 1,459,191
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/39 .................. 425,000 438,380
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/40 .................. 365,000 373,811
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/41 .................. 420,000 426,065
City of Wildomar ,
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/42 ........ 800,000 802,305
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/47 ........ 1,000,000 976,797
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,200,000 1,159,133
e
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 9,000,000 5,574,285
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 54,800,000 44,451,184
e
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 18,957,088
e
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 61,255,017

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
e
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... $ 34,750,000 $ 22,091,221
e
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 18,665,988
Coachella Valley Unified School District ,
GO , 2016 F , BAM Insured , 5% , 8/01/46 ................................. 7,135,000 7,161,250
c
GO , C , AG Insured , 3.93%, 8/01/36 .................................... 8,000,000 5,254,063
c
GO , C , AG Insured , 4.11%, 8/01/37 .................................... 8,000,000 4,952,328
c
GO , C , AG Insured , 4.58%, 8/01/40 .................................... 7,500,000 3,845,272
c
GO , C , AG Insured , 4.95%, 8/01/43 .................................... 10,000,000 4,209,734
c
Colton Joint Unified School District , GO , 2010 B , AG Insured , 4.95%, 8/01/42 ...... 16,365,000 7,221,686
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/32 ............. 1,200,000 1,270,012
Contra Costa Water District , Revenue , V , Refunding , 5% , 10/01/49 .............. 7,500,000 7,609,598
Corona Community Facilities District ,
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 1,600,000 1,577,988
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 1,600,000 1,568,918
c
Corona-Norco Unified School District ,
GO , 1998 C , NATL Insured , 5.688%, 9/01/25 ............................. 4,655,000 4,655,000
GO , 1998 C , NATL Insured , 2.48%, 9/01/26 .............................. 6,080,000 5,932,302
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% ,
9/01/48 ......................................................... 1,000,000 981,887
County of Los Angeles ,
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ 1,400,000 1,400,860
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/49 ................................................ 1,400,000 1,365,603
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,750,000 1,687,873
County of Orange ,
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/37 ...... 1,300,000 1,356,213
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/42 ...... 850,000 863,449
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/47 ...... 1,250,000 1,248,657
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/52 ...... 8,200,000 8,106,674
County of Placer ,
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 900,000 887,609
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,360,000 1,306,989
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,000,000 945,536
County of Riverside , Community Facilities District No. 07-2 , Special Tax , 2020 , AG
Insured , 4% , 9/01/45 ............................................... 2,730,000 2,509,598
County of Sacramento ,
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/41 ................... 9,000,000 9,009,974
Airport System , Revenue , 2025 D , AG Insured , 5.25% , 7/01/50 ............... 7,500,000 7,636,095
Airport System , Revenue, Senior Lien , 2016 A , Refunding , 5% , 7/01/41 ......... 10,000,000 10,011,082
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/41 ........ 325,000 289,369
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/46 ........ 325,000 274,574
e
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,600,000 7,652,581
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 7,809,424
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,059,499
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 10,094,785
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 7,000,000 4,835,492

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
e
CSCDA Community Improvement Authority, (continued)
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 2.8% , 3/01/47 $ 20,800,000 $ 15,495,665
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 7,430,000 4,704,027
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-1 , 3.25% , 7/01/43 ......... 6,530,000 4,841,834
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 18,250,000 13,970,234
Dublin , Revenue , 144A, 2021 A-1 , 2.45% , 2/01/47 ......................... 36,700,000 29,560,995
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 16,110,000 11,560,161
Dublin , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 2/01/57 .................. 45,500,000 30,034,614
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 6,798,567
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 17,470,000 15,376,949
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 54,465,000 38,610,473
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 8,000,000 5,914,098
Parallel-Anaheim , Revenue , 144A, 2021 A , 4% , 8/01/56 ..................... 17,540,000 14,866,715
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 12,114,709
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 2.65% , 12/01/46 ..... 1,350,000 1,079,620
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 39,820,000 26,542,252
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 18,625,000 16,657,919
Theo Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3.5% , 5/01/47 ........ 5,000,000 4,006,331
c
Towne at Glendale Apartments , Revenue , 144A, 2022 A , 1.199%, 9/01/62 ....... 53,000,000 31,864,459
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,286,732
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 5,000,000 3,209,327
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 14,500,000 9,602,570
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 19,176,573
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 16,727,412
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,869,700
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/40 ........ 625,000 578,400
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/45 ........ 700,000 608,183
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,410,000 8,941,905
East Bay Municipal Utility District ,
Water System , Revenue , 2017 A , Refunding , 5% , 6/01/45 ................... 4,240,000 4,281,847
Water System , Revenue , 2019 A , 5% , 6/01/44 ............................ 4,000,000 4,103,566
East County Advanced Water Purification Joint Powers Authority , Revenue , 2024 A-1 ,
3.125% , 9/01/26 ................................................... 49,320,000 49,562,146
Eastern Municipal Water District ,
Revenue , 2021 A , Refunding , 4% , 7/01/28 ............................... 2,480,000 2,617,282
Community Facilities District No. 2013-63 Improvement Area B , Special Tax , 2024 ,
4% , 9/01/43 .................................................... 1,315,000 1,146,242
Community Facilities District No. 2013-63 Improvement Area B , Special Tax , 2024 ,
4.25% , 9/01/49 .................................................. 1,095,000 937,232
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,175,000 1,170,662
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,485,000 2,411,193
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/46 ....... 2,815,000 2,391,018
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/51 ....... 3,405,000 2,756,818
Community Facilities District No. 2019-83 , Special Tax , 2022 , 4% , 9/01/51 ....... 2,790,000 2,258,890
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/48 ....... 855,000 842,918
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/54 ....... 1,775,000 1,722,281
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4% , 9/01/39 ....... 1,250,000 1,154,265
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4% , 9/01/44 ....... 1,500,000 1,293,939
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4.25% , 9/01/49 ..... 2,030,000 1,737,518
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4.375% , 9/01/54 .... 1,280,000 1,088,951
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 . 30,705,000 30,715,765

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Elk Grove Finance Authority ,
Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38 .................... $ 1,500,000 $ 1,500,000
Community Facilities District No. 2005-1 Laguna Ridge , Special Tax , 2024 , 5% ,
9/01/51 ........................................................ 1,725,000 1,676,967
c
Fairfax School District , GO , 2011 , AG Insured , 5.34%, 11/01/48 ................. 10,380,000 3,107,306
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
2.493% , 7/25/35 ................................................... 986,342 864,460
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 5,000,000 4,562,439
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/44 1,000,000 991,354
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/49 1,250,000 1,222,648
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/54 5,535,000 5,346,500
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/39 ............................................ 715,000 727,465
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/44 ............................................ 775,000 770,168
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ 425,000 413,420
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/53 ............................................ 485,000 466,038
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AG Insured , 5.5% , 1/15/31 .................... 35,000,000 40,114,974
Revenue , 2013 A , Refunding , AG Insured , 5.625% , 1/15/32 .................. 37,260,000 42,602,156
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 98,000,000 110,212,123
c
Revenue , 2013 A , Refunding , AG Insured , 3.98%, 1/15/37 ................... 41,250,000 26,469,692
c
Revenue , 2013 A , Refunding , AG Insured , 4.17%, 1/15/38 ................... 77,650,000 46,851,952
c
Revenue , 2013 A , Refunding , AG Insured , 4.35%, 1/15/39 ................... 56,100,000 31,753,531
c
Revenue , 2013 A , Refunding , 4.87%, 1/15/42 ............................. 130,000,000 59,710,079
c
Revenue, Senior Lien , 1995 A , ETM, 2.31%, 1/01/26 ....................... 23,475,000 23,293,585
c
Revenue, Senior Lien , 1995 A , ETM, 2.29%, 1/01/27 ....................... 15,000,000 14,551,828
c
Revenue, Senior Lien , 1995 A , ETM, 2.27%, 1/01/28 ....................... 2,000,000 1,897,771
c
Revenue, Senior Lien , 1995 A , ETM, 2.33%, 1/01/29 ....................... 35,310,000 32,697,198
Revenue, Senior Lien , 2021 A , Refunding , 4% , 1/15/46 ..................... 17,500,000 15,913,695
c
Fowler Unified School District ,
GO , 2010 C , AG Insured , 4.71%, 8/01/41 ................................ 3,095,000 1,488,327
GO , 2010 C , AG Insured , 4.74%, 8/01/42 ................................ 3,005,000 1,373,550
Fremont Unified School District , GO , 2024 A , 4% , 8/01/45 ..................... 5,000,000 4,636,308
Fresno Unified School District ,
GO , 2020 B , 5% , 8/01/46 ............................................ 2,635,000 2,698,732
GO , 2020 B , 4% , 8/01/48 ............................................ 3,205,000 2,779,389
GO , 2020 B , 4% , 8/01/52 ............................................ 6,585,000 5,581,149
GO , 2020 B , 4% , 8/01/55 ............................................ 4,000,000 3,359,937
c
Glendale Community College District , GO , 2003 C , NATL Insured , 3.55%, 8/01/28 ... 6,570,000 5,933,584
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 21,350,000 20,396,342
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/46 ........ 250,000 214,065
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/51 ........ 500,000 408,445
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/56 ........ 745,000 595,508
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ...... 10,000,000 9,014,092
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............ 655,000 590,423
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 .............. 20,000,000 23,900,784
c
Hawthorne School District , GO , 2008 C , AG Insured , 5.19%, 8/01/48 ............. 37,665,000 11,811,646
Hemet Unified School District ,
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,000,000 963,911

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Hemet Unified School District, (continued)
Community Facilities District No. 2021-5  Improvement Area No. 1 , Special Tax ,
2025 , 5% , 9/01/45 ................................................ $ 1,000,000 $ 1,001,472
Community Facilities District No. 2021-5  Improvement Area No. 2 , Special Tax ,
2025 , 5% , 9/01/50 ................................................ 1,070,000 1,053,044
Community Facilities District No. 2021-5  Improvement Area No. 2 , Special Tax ,
2025 , 5% , 9/01/54 ................................................ 1,000,000 976,151
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,000,000 1,001,333
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,000,000 987,606
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,700,000 1,659,456
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,500,000 1,472,830
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,000,000 968,010
Community Facilities District No. 2021-7 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 987,606
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 976,151
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 1,000,000 983,924
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 900,000 873,383
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,000,000 962,449
g
Community Facilities District No. 2023-3 , Special Tax , 2025 , 5.125% , 9/01/55 ..... 1,300,000 1,273,649
Hesperia Unified School District , Community Facilities District No. 2015-1 , Special Tax ,
2015-1 , 5% , 9/01/55 ................................................ 1,000,000 960,990
c
Huntington Beach City School District , GO , 2003 A , NATL Insured , 3.41%, 8/01/28 .. 7,190,000 6,520,565
Imperial Irrigation District , Electric System , Revenue , 2016 B-2 , Refunding , 5% ,
11/01/27 ........................................................ 1,000,000 1,032,547
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 4,000,000 4,028,884
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/36 ...... 700,000 693,244
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/41 ...... 900,000 867,974
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/46 ...... 925,000 833,796
e
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/51 ...... 1,250,000 1,095,190
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/46 ........... 1,000,000 731,413
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/56 ........... 2,000,000 1,292,131
Millennium Housing LLC , Revenue , 2022 , Refunding , 4% , 9/15/42 ............. 2,000,000 1,768,236
Millennium Housing LLC , Revenue , 2022 , Refunding , 4.25% , 9/15/50 ........... 2,000,000 1,717,372
Millennium Housing LLC , Revenue , 2022 , Refunding , 5% , 9/15/50 ............. 2,000,000 1,951,692
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/40 ...................................... 2,945,000 2,725,422
Special Tax , 2020 A , 4% , 9/01/44 ...................................... 6,215,000 5,443,558
Special Tax , 2020 A , BAM Insured , 4% , 9/01/50 ........................... 7,960,000 6,959,481
Community Facilities District No. 09-1 , Special Tax , 2017 D , 5% , 3/01/57 ........ 14,155,000 13,718,749
Jefferson Union High School District , GO , 2000 A , Refunding , NATL Insured , 6.45% ,
8/01/29 ......................................................... 3,075,000 3,265,139
Jurupa Community Services District ,
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/39 .......... 135,000 125,972
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/40 .......... 140,000 128,711
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/50 .......... 1,000,000 819,498
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/46 .......... 900,000 764,446
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/51 .......... 875,000 708,433
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AG Insured , 5% , 8/15/28 .................................... 1,855,000 1,859,081
Lake Elsinore Unified School District ,
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/47 .. 350,000 345,498
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/52 .. 500,000 487,149
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,250,000 1,220,966
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 850,000 819,824

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
Lakeside Union School District , GO , 2010 B , 5.01%, 8/01/45 ................... $ 11,540,000 $ 4,359,961
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 ............. 41,340,000 37,418,967
c
Lancaster School District , GO , 2001 , NATL Insured , 2.79%, 7/01/26 ............. 5,965,000 5,829,724
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ...................... 3,000,000 2,413,513
Lawndale Redevelopment Agency ,
Tax Allocation , 2009 , AG Insured , 5.5% , 8/01/39 ........................... 9,875,000 9,896,297
Tax Allocation , 2009 , AG Insured , 5.5% , 8/01/44 ........................... 6,085,000 6,097,095
c
Lemon Grove School District , GO , 2010 B , AG Insured , 5.05%, 8/01/50 ........... 20,990,000 6,154,020
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 .......................... 15,000,000 14,205,164
Long Beach Bond Finance Authority ,
Revenue , 2007 A , 5.5% , 11/15/28 ..................................... 8,000,000 8,564,638
Revenue , 2007 A , 5% , 11/15/29 ....................................... 17,465,000 18,662,531
Revenue , 2007 A , 5.5% , 11/15/30 ..................................... 5,000,000 5,529,649
Revenue , 2007 A , 5% , 11/15/35 ....................................... 69,855,000 74,662,994
Revenue , 2007 A , 5.5% , 11/15/37 ..................................... 35,000,000 38,610,982
Los Angeles County Metropolitan Transportation Authority ,
Revenue , 2021 A , 5% , 6/01/26 ........................................ 4,000,000 4,090,336
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/35 ....................... 17,655,000 17,899,820
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/37 ....................... 10,970,000 11,118,691
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/38 ....................... 7,705,000 7,790,703
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,050,364
Sales Tax , Revenue , 2017 A , 5% , 7/01/38 ............................... 10,455,000 10,685,921
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,860,000 8,013,076
Sales Tax , Revenue , 2017 A , 5% , 7/01/41 ............................... 12,350,000 12,529,885
Sales Tax , Revenue , 2017 A , 5% , 7/01/42 ............................... 26,910,000 27,236,811
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/32 ....................... 6,700,000 7,454,969
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/35 ....................... 18,960,000 20,621,725
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/36 ....................... 5,375,000 5,796,168
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/37 ....................... 10,330,000 11,051,319
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/28 ...................... 3,830,000 4,151,327
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/36 ...................... 2,500,000 2,747,661
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 3,875,000 4,185,878
Los Angeles County Sanitation Districts Financing Authority , Los Angeles County
Sanitation District No. 20 , Revenue , 2016 A , Refunding , 4% , 10/01/42 .......... 16,430,000 14,994,202
Los Angeles Department of Water & Power ,
Power System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 15,000,000 14,683,999
Power System , Revenue , 2016 B , 5% , 7/01/35 ............................ 11,995,000 12,031,737
Power System , Revenue , 2016 B , 5% , 7/01/42 ............................ 4,495,000 4,469,406
Power System , Revenue , 2017 A , 5% , 7/01/42 ............................ 22,375,000 22,387,738
Power System , Revenue , 2017 A , 5% , 7/01/47 ............................ 81,890,000 81,368,656
Power System , Revenue , 2017 C , 5% , 7/01/42 ............................ 5,500,000 5,504,391
Power System , Revenue , 2018 A , Refunding , 5% , 7/01/38 ................... 12,870,000 13,030,222
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/39 ................... 4,305,000 4,354,947
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/43 ................... 5,000,000 4,989,154
Power System , Revenue , 2019 A , 5.25% , 7/01/49 ......................... 12,555,000 12,618,713
Power System , Revenue , 2019 D , Refunding , 5% , 7/01/49 ................... 12,960,000 12,781,454
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/40 ................... 9,020,000 9,178,706
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/50 ................... 11,650,000 11,644,251
Power System , Revenue , 2021 B , Refunding , 5% , 7/01/48 ................... 3,245,000 3,242,537
Power System , Revenue , 2021 C , 5% , 7/01/51 ............................ 17,555,000 17,537,468
Power System , Revenue , 2022 A , 5% , 7/01/51 ............................ 8,500,000 8,491,511
Power System , Revenue , 2022 B , 5% , 7/01/40 ............................ 5,000,000 5,181,522
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/42 ................... 5,500,000 5,619,330
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... 6,250,000 6,358,787
Power System , Revenue , 2024 B , Refunding , 5% , 7/01/39 ................... 6,000,000 6,309,973
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/41 ................... 29,820,000 29,785,609
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 24,610,000 24,153,118

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/41 ................... $ 34,330,000 $ 34,431,043
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................... 36,615,000 36,606,183
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/43 ................... 9,495,000 9,494,850
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/48 ................... 10,000,000 9,898,445
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/39 ................... 6,455,000 6,639,595
Water System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 2,970,000 3,069,739
Los Angeles Unified School District ,
GO , 2020 C , 4% , 7/01/33 ............................................ 7,000,000 7,306,285
GO , 2020 C , 4% , 7/01/36 ............................................ 8,975,000 9,128,965
GO , 2020 RYQ , 4% , 7/01/44 ......................................... 10,730,000 9,810,958
GO , 2023 QRR , 5.25% , 7/01/48 ....................................... 25,000,000 26,103,405
Manteca Unified School District ,
Community Facilities District No. 2018-5 , Special Tax , 2024 A , 5% , 9/01/44 ...... 5,755,000 5,636,547
Community Facilities District No. 2018-5 , Special Tax , 2024 A , 5% , 9/01/54 ...... 6,230,000 5,955,217
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 .......... 27,295,000 23,512,205
Marina Redevelopment Agency Successor Agency ,
Tax Allocation , 2023 A , 5% , 9/01/43 .................................... 1,000,000 980,472
Tax Allocation , 2023 B , 5% , 9/01/43 .................................... 2,100,000 2,058,992
Menifee Union School District ,
Special Tax , 2023 , 5% , 9/01/48 ....................................... 500,000 494,268
Special Tax , 2023 , 5% , 9/01/54 ....................................... 1,230,000 1,193,468
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/45 .................................................... 875,000 756,253
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/26 .................................................... 75,000 75,747
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/27 .................................................... 140,000 142,801
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/28 .................................................... 105,000 107,987
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 1,000,000 1,008,816
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 2,000,000 2,007,820
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.25% , 9/01/52 .................................................. 2,000,000 2,007,220
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/35 ........ 200,000 199,628
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/44 ........ 565,000 497,397
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/51 ........ 675,000 559,697
Metropolitan Water District of Southern California , Revenue , 2020 A , 5% , 10/01/45 .. 15,665,000 16,029,948
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/30 ................................. 2,505,000 2,681,151
Revenue , 2020 , Refunding , 5% , 4/01/32 ................................. 4,095,000 4,322,413
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,150,000 1,199,716
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,200,000 1,245,355
Revenue , 2020 , Refunding , 5% , 4/01/36 ................................. 4,980,000 5,137,393
Midpeninsula Regional Open Space District , Field Employees Corp. , GO , 2018 , 4% ,
9/01/48 ......................................................... 11,220,000 10,212,646
c
Modesto High School District , GO , 2002 A , NATL Insured , 2.49%, 5/01/27 ......... 12,770,000 12,258,261
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ... 11,190,000 11,400,401
c
Moorpark Unified School District , GO , 2009 A , AG Insured , 3.25%, 8/01/32 ........ 5,870,000 4,704,897
Moreno Valley Unified School District ,
c
GO , 2004 A , AG Insured , ETM, 2.4%, 8/01/27 ............................ 6,315,000 6,033,754
c
GO , 2004 A , AG Insured , ETM, 2.41%, 8/01/28 ........................... 6,625,000 6,180,201
GO , 2018 B , AG Insured , 5% , 8/01/47 .................................. 6,075,000 6,119,251
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% , 9/01/55 ..... 1,500,000 1,441,219
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 1,205,000 1,166,095

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Moreno Valley Unified School District, (continued)
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/55 ........ $ 1,650,000 $ 1,578,447
c
Mount San Antonio Community College District , GO , 2013 A , 5.904%, 8/01/43 ...... 55,000,000 52,849,033
Mount San Jacinto Community College District , GO , 2014 B , 4% , 8/01/43 ......... 7,200,000 6,621,162
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 25,000,000 29,715,813
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/44 ........ 500,000 431,313
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/51 ........ 1,000,000 809,638
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................ 20,000,000 22,333,680
Norman Y Mineta San Jose International Airport SJC ,
Revenue , 2017 A , Refunding , 5% , 3/01/36 ............................... 4,590,000 4,643,510
Revenue , 2017 A , Refunding , 5% , 3/01/37 ............................... 4,475,000 4,517,544
Revenue , 2017 A , Refunding , 5% , 3/01/41 ............................... 12,685,000 12,695,125
Revenue , 2017 B , Refunding , 5% , 3/01/47 ............................... 10,000,000 10,013,120
Revenue , 2021 A , Refunding , 5% , 3/01/32 ............................... 1,800,000 1,929,014
Northern California Sanitation Agencies Financing Authority , Sacramento Area Sewer
District , Revenue , 2020 A , Refunding , 5% , 12/01/27 ........................ 2,960,000 3,155,901
Oceanside Unified School District ,
c
GO , 2010 B , AG Insured , 4.36%, 8/01/38 ................................ 10,590,000 6,101,198
c
GO , 2010 B , AG Insured , 4.5%, 8/01/39 ................................. 7,860,000 4,257,349
GO , 2022 , Refunding , 5% , 8/01/39 ..................................... 1,005,000 1,069,083
GO , G , 5% , 8/01/40 ................................................ 1,020,000 1,076,054
GO , G , 5% , 8/01/43 ................................................ 1,000,000 1,033,117
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/48 ..... 1,550,000 1,584,474
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/53 ..... 1,200,000 1,219,373
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.75% , 8/15/53 .... 1,085,000 1,120,679
Orange County Water District ,
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/28 ........................... 10,590,000 11,116,305
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/34 ........................... 3,305,000 3,662,471
COP , 2003 B , Pre-Refunded , NATL Insured , 5% , 8/15/34 .................... 4,140,000 4,750,338
Palomar Community College District , GO , 2010 B , 6.2% , 8/01/39 ............... 69,410,000 82,204,609
Palomar Health ,
Obligated Group , GO , 2009 A , AG Insured , 7% , 8/01/38 ..................... 36,000,000 39,257,032
Obligated Group , GO , 2010 A , 6.75% , 8/01/40 ............................ 60,000,000 62,798,244
Palomar Health Obligated Group , Revenue , 2017 , Refunding , AG Insured , 5% ,
11/01/47 ....................................................... 35,000,000 34,092,159
Panoche Financing Authority ,
Panoche Water District , Revenue , 2021 A , 4% , 9/01/43 ..................... 1,120,000 985,857
Panoche Water District , Revenue , 2021 A , 4% , 9/01/51 ..................... 6,070,000 4,973,274
Panoche Water District , Revenue , 2021 B , 1.553% , 9/01/25 .................. 130,000 130,000
Panoche Water District , Revenue , 2021 B , 2.006% , 9/01/27 .................. 395,000 379,115
Panoche Water District , Revenue , 2021 B , 2.456% , 9/01/29 .................. 415,000 387,622
Panoche Water District , Revenue , 2021 B , 2.756% , 9/01/31 .................. 435,000 392,834
Panoche Water District , Revenue , 2021 B , 3.106% , 9/01/35 .................. 880,000 751,541
Panoche Water District , Revenue , 2021 B , 3.571% , 9/01/40 .................. 1,155,000 922,032
c
Patterson Joint Unified School District , GO , 2001 A , NATL Insured , 2.53%, 8/01/26 .. 2,265,000 2,213,530
Perris Joint Powers Authority ,
Special Tax , 2025 , 5% , 9/01/50 ....................................... 2,820,000 2,713,742
Special Tax , 2025 , 5% , 9/01/54 ....................................... 3,310,000 3,164,008
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/43 ........ 1,445,000 1,253,394
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/48 ........ 1,250,000 1,039,090
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,125,000 905,084
Perris Union High School District ,
COP , 2019 , Refunding , BAM Insured , 5% , 10/01/48 ........................ 10,000,000 10,103,426
GO , 2019 A , AG Insured , 4% , 9/01/43 .................................. 5,540,000 5,086,291

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 ............. $ 11,000,000 $ 10,122,119
c
Placentia-Yorba Linda Unified School District ,
GO , 2008 D , 4.78%, 8/01/43 ......................................... 27,955,000 12,113,668
GO , 2008 D , 5.08%, 8/01/46 ......................................... 89,200,000 31,666,419
GO , 2008 D , 5.1%, 8/01/49 .......................................... 85,000,000 25,839,660
Port of Oakland , Revenue , 2021 H , Refunding , 5% , 11/01/29 ................... 2,000,000 2,150,103
Poway Redevelopment Agency Successor Agency ,
Tax Allocation , 2015 A , Refunding , 5% , 12/15/31 .......................... 10,180,000 11,414,430
Tax Allocation , 2015 A , Refunding , 5% , 12/15/32 .......................... 11,215,000 12,652,736
Tax Allocation , 2015 A , Refunding , 5% , 6/15/33 ........................... 5,835,000 6,629,818
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/50 ........................................................ 7,500,000 6,549,817
c
Facilities Improvement District No. 2007-1 , GO , B , 5.16%, 8/01/46 ............. 45,000,000 15,701,152
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/42 ........................................................ 300,000 297,630
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/47 ........................................................ 500,000 494,220
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/53 ........................................................ 1,000,000 972,311
Regents of the University of California ,
Medical Center , Revenue , 2016 L , Refunding , 5% , 5/15/47 ................... 39,575,000 39,592,916
Medical Center , Revenue , 2022 P , 5% , 5/15/47 ........................... 106,410,000 107,167,639
Medical Center , Revenue , 2022 P , 4% , 5/15/53 ........................... 84,305,000 71,558,084
Regents of the University of California Medical Center , Medical Center , Revenue , 2016
L , Refunding , 5% , 5/15/41 ........................................... 10,000,000 10,046,481
c
Rialto Unified School District , GO , 2011 A , AG Insured , 7.146%, 8/01/41 .......... 27,000,000 32,208,999
c
Rio Hondo Community College District , GO , 2010 C , 3.79%, 8/01/35 ............. 10,000,000 6,911,663
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AG Insured , 5% , 9/01/42 .............................. 4,000,000 4,143,104
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AG Insured , 4.25% , 9/01/47 ............................ 6,000,000 5,496,516
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AG Insured , 5.25% , 9/01/52 ............................ 11,000,000 11,279,520
Riverside County Transportation Commission , Sales Tax , Revenue , 2017 B , Refunding ,
5% , 6/01/31 ...................................................... 3,685,000 3,900,207
Riverside Unified School District ,
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/39 ........................................................ 375,000 382,789
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 700,000 697,328
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 1,050,000 1,027,024
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,270,000 1,245,329
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 480,000 478,168
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 730,000 714,026
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 775,000 759,945
Community Facilities District No. 21 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 1,160,000 1,128,854
Community Facilities District No. 21 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,480,000 1,422,266

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverside Unified School District, (continued)
Community Facilities District No. 29 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/45 ........................................................ $ 700,000 $ 687,888
Community Facilities District No. 29 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 1,000,000 973,150
Community Facilities District No. 29 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,400,000 1,345,387
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/47 .......... 1,150,000 1,144,238
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/52 .......... 2,135,000 2,086,198
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/50 .......... 2,500,000 2,432,874
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/55 .......... 2,510,000 2,412,086
e
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 15,491,000 14,582,083
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 11,145,000
c
Rocklin Unified School District ,
GO , 2003 , NATL Insured , 2.45%, 8/01/26 ................................ 8,695,000 8,503,552
GO , 2003 , NATL Insured , 2.51%, 8/01/27 ................................ 9,080,000 8,659,146
GO , 2003 , NATL Insured , 2.57%, 8/01/28 ................................ 16,615,000 15,431,020
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,442,041
Romoland School District ,
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 750,000 756,494
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,000,000 993,901
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,500,000 1,464,960
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.5% , 9/01/42 ....... 360,000 340,739
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.625% , 9/01/47 ..... 750,000 698,719
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 924,499
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 750,000 757,942
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 1,200,000 1,206,798
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.25% , 9/01/53 .................................................. 2,500,000 2,511,817
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/46 .................................................... 370,000 370,102
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,600,000 1,559,493
Community Facilities District No. 2020-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 970,299
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,500,000 1,435,980
Community Facilities District No. 91-1 , Special Tax , 2022 , 3.75% , 9/01/42 ........ 1,695,000 1,409,863
Community Facilities District No. 91-1 , Special Tax , 2022 , 4% , 9/01/46 .......... 5,085,000 4,365,809
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 .......... 5,000,000 5,039,183
Sacramento Area Flood Control Agency ,
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/41 ........................................... 13,740,000 13,852,307
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/43 ........................................... 20,000,000 20,115,134
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ............... 20,000,000 17,232,078
Sacramento County Water Financing Authority , Sacramento County Water Agency ,
Revenue , 2019 , Refunding , 5% , 6/01/27 ................................. 2,000,000 2,107,318
Sacramento Municipal Utility District , Revenue , 2022 J , Refunding , 5% , 8/15/26 .... 2,615,000 2,688,813
Sacramento Transportation Authority , Sales Tax , Revenue , 2023 , Refunding , 5% ,
10/01/37 ........................................................ 2,500,000 2,798,218
c
San Bernardino Community College District , GO , 2009 B , 4.98%, 8/01/48 ......... 66,390,000 21,796,229
San Diego Community College District ,
GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ................................ 26,880,000 28,844,009
GO , 2024 A-1 , 4% , 8/01/50 .......................................... 10,000,000 8,893,951

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego County Regional Airport Authority ,
Revenue , 2017 A , Refunding , 5% , 7/01/47 ............................... $ 5,000,000 $ 5,025,875
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,063,580
Revenue , 2019 A , Refunding , 5% , 7/01/49 ............................... 5,000,000 4,999,636
Revenue , 2019 B , Refunding , 4% , 7/01/44 ............................... 5,000,000 4,343,768
Revenue , 2021 A , 5% , 7/01/56 ........................................ 10,000,000 10,069,703
Revenue , 2021 B , 5% , 7/01/33 ........................................ 4,000,000 4,253,233
Revenue , 2021 B , 4% , 7/01/36 ........................................ 3,610,000 3,508,026
Special Facilities , Revenue , 2014 A , 5% , 7/01/44 .......................... 5,645,000 5,644,761
San Diego County Regional Transportation Commission , Revenue , 2016 A , 5% ,
4/01/48 ......................................................... 25,000,000 25,108,397
San Diego County Water Authority , Revenue, Sub. Lien , 2021 S-1 , Refunding ,
5% , 5/01/28 ...................................................... 2,335,000 2,500,947
San Diego Unified School District ,
c
GO , 2010 C , 6.03%, 7/01/48 ......................................... 29,840,000 27,054,305
c
GO , 2012 E , 5.105%, 7/01/47 ......................................... 74,270,000 55,680,145
GO , 2019 L , 4% , 7/01/49 ............................................ 30,000 26,267
GO , 2023 ZR-4B , Refunding , 5% , 7/01/40 ............................... 62,225,000 67,377,317
GO , 2023 ZR-4B , Refunding , 5% , 7/01/45 ............................... 31,605,000 32,955,229
c
GO , R-2 , Refunding , 6.372%, 7/01/40 .................................. 79,760,000 79,828,474
San Francisco Bay Area Rapid Transit District ,
GO , 2017 A-1 , 5% , 8/01/47 .......................................... 11,480,000 11,567,370
GO , 2020 C-1 , 4% , 8/01/33 .......................................... 1,560,000 1,606,033
GO , 2022 D-1 , 5% , 8/01/39 .......................................... 1,500,000 1,607,216
GO , 2022 D-1 , 3% , 8/01/41 .......................................... 23,605,000 19,580,860
GO , 2022 D-1 , 3% , 8/01/42 .......................................... 20,000,000 16,228,448
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2016 B , 5% , 5/01/41 ........................................ 65,645,000 65,660,092
Revenue , 2016 B , 5% , 5/01/46 ........................................ 28,825,000 28,328,296
Revenue , 2016 C , 5% , 5/01/46 ........................................ 67,880,000 67,907,973
Revenue , 2019 A , Refunding , 5% , 5/01/44 ............................... 30,720,000 30,726,642
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 8,000,000 7,847,081
Revenue, Second Series , 2017 A , 5% , 5/01/42 ............................ 48,155,000 48,159,411
Revenue, Second Series , 2017 A , 5% , 5/01/47 ............................ 28,625,000 28,110,609
Revenue, Second Series , 2017 B , 5% , 5/01/47 ............................ 200,000 199,993
Revenue, Second Series , 2018 D , 5% , 5/01/43 ........................... 106,295,000 106,189,332
Revenue, Second Series , 2018 D , 5% , 5/01/48 ........................... 33,675,000 33,111,728
Revenue, Second Series , 2018 D , Pre-Refunded , 5% , 5/01/48 ................ 25,000 26,102
Revenue, Second Series , 2018 D , 5.25% , 5/01/48 ......................... 50,145,000 50,233,636
Revenue, Second Series , 2018 E , 5% , 5/01/48 ............................ 46,990,000 47,073,713
Revenue, Second Series , 2019 B , 5% , 5/01/49 ............................ 15,955,000 16,033,392
Revenue, Second Series , 2019 E , 5% , 5/01/45 ............................ 33,570,000 33,486,589
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 5,000,000 4,886,691
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/31 ................... 1,405,000 1,534,908
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/34 ................... 5,000,000 5,304,676
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AG Insured , 5% , 8/01/46 ..................... 10,000,000 10,024,620
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................ 6,640,000 7,141,565
c
San Gabriel Unified School District ,
GO , 2002 A , AG Insured , 2.42%, 8/01/26 ................................ 3,530,000 3,453,211
GO , 2002 A , AG Insured , 2.44%, 2/01/27 ................................ 1,850,000 1,787,608
San Jacinto Unified School District ,
Community Facilities District No. 2003-1 , Special Tax , 2022 , 4% , 9/01/50 ........ 875,000 703,620
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2023 ,
5.25% , 9/01/54 .................................................. 1,000,000 997,126
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 5.9% , 1/15/38 .............................. 106,465,000 130,167,388

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency, (continued)
Revenue , 1997 A , Refunding , 5.95% , 1/15/40 ............................. $ 142,645,000 $ 172,147,452
Revenue , 1997 A , Refunding , 6% , 1/15/43 ............................... 161,250,000 193,703,965
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 143,336,000 172,605,871
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 143,336,000 173,409,756
c
Revenue , 1997 A , Refunding , NATL Insured , 2.97%, 1/15/26 ................. 13,155,000 13,009,857
c
Revenue, Senior Lien , 1993 , ETM, 2.15%, 1/01/28 ......................... 33,545,000 31,918,527
c
Revenue, Senior Lien , 1993 , ETM, 2.21%, 1/01/29 ......................... 37,050,000 34,444,300
Revenue, Senior Lien , 2021 A , Refunding , AG Insured , 4% , 1/15/44 ............ 130,746,000 119,089,680
Revenue, Senior Lien , 2021 A , Refunding , AG Insured , 4% , 1/15/50 ............ 191,775,000 167,789,432
d
San Joaquin Valley Clean Energy Authority , Revenue , 2025 A , Mandatory Put , 5.5% ,
7/01/35 ......................................................... 21,250,000 23,579,835
c
San Jose Unified School District ,
COP , 2002 , AG Insured , ETM, 2.53%, 1/01/27 ............................ 7,105,000 6,871,905
COP , 2002 , AG Insured , ETM, 2.61%, 1/01/29 ............................ 7,105,000 6,518,927
c
San Juan Unified School District ,
GO , 2003 B , NATL Insured , 2.34%, 8/01/26 .............................. 4,945,000 4,841,052
GO , 2003 B , NATL Insured , 2.38%, 8/01/27 .............................. 18,605,000 17,782,970
GO , 2003 B , NATL Insured , 2.44%, 8/01/28 .............................. 19,470,000 18,145,133
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 10,002,886
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 ................. 17,060,000 15,378,041
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ............... 10,000,000 9,469,806
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AG Insured , 5% , 9/01/35 .................................... 20,000,000 20,000,000
c
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AG Insured , 4.76%, 8/01/42 .......................................... 49,000,000 22,312,557
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AG Insured , 5% , 12/01/45 .................. 10,000,000 10,013,835
Southern California Public Power Authority ,
Revenue , 2007 A , 5.25% , 11/01/27 ..................................... 9,855,000 10,266,875
Revenue , 2007 A , 5% , 11/01/33 ....................................... 17,500,000 18,612,293
Revenue , 2024 A , Refunding , 5% , 7/01/31 ............................... 10,000,000 11,134,906
d
City of Anaheim Electric System , Revenue , 2024 A , Mandatory Put , 5% , 9/01/30 .. 47,875,000 50,743,163
Los Angeles Department of Water & Power Power System , Revenue , 2023-1 A ,
5.25% , 7/01/53 .................................................. 28,975,000 29,440,153
c
Southern Mono Health Care District ,
GO , A , NATL Insured , 2.92%, 8/01/28 ................................... 2,340,000 2,151,496
GO , A , NATL Insured , 3.03%, 8/01/29 ................................... 2,440,000 2,170,860
GO , A , NATL Insured , 3.2%, 8/01/30 ................................... 2,550,000 2,184,074
GO , A , NATL Insured , 3.46%, 8/01/31 ................................... 2,660,000 2,175,460
State of California ,
GO , Refunding , 5% , 8/01/27 ......................................... 4,000,000 4,221,477
GO , Refunding , 5% , 4/01/28 ......................................... 2,930,000 3,141,817
GO , Refunding , 5% , 8/01/28 ......................................... 12,020,000 12,658,889
GO , Refunding , 5% , 9/01/30 ......................................... 5,000,000 5,631,198
GO , Refunding , 5% , 11/01/30 ......................................... 5,320,000 6,009,718
GO , 5.75% , 10/01/31 ............................................... 28,805,000 31,605,448
GO , Refunding , 5% , 10/01/32 ......................................... 4,125,000 4,484,603
GO , 5% , 4/01/33 .................................................. 5,000,000 5,370,089
GO , 5% , 3/01/35 .................................................. 55,020,000 59,220,051
GO , Pre-Refunded , 5% , 3/01/35 ....................................... 1,165,000 1,294,067
GO , Refunding , 5% , 9/01/35 ......................................... 9,000,000 9,155,183
GO , Refunding , 4% , 3/01/37 ......................................... 10,000,000 10,103,714
GO , Refunding , 5% , 8/01/37 ......................................... 2,900,000 3,015,495
GO , 5% , 10/01/39 ................................................. 15,000,000 15,096,859
GO , 5% , 8/01/45 .................................................. 10,085,000 10,090,369

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO , 5% , 9/01/45 .................................................. $ 5,000,000 $ 5,044,067
GO , 5% , 8/01/46 .................................................. 57,200,000 57,498,132
GO , 5% , 9/01/46 .................................................. 8,930,000 8,980,937
GO , 5% , 10/01/47 ................................................. 11,000,000 11,028,327
GO , 5% , 10/01/48 ................................................. 5,000,000 5,060,211
GO , 1996 , FGIC Insured , 5.375% , 6/01/26 ............................... 270,000 271,968
GO , 1997 , NATL, FGIC Insured , 5.625% , 10/01/26 ......................... 3,335,000 3,343,647
GO , 2004 , 5.2% , 4/01/26 ............................................ 20,000 20,041
GO , 2017 , 5% , 11/01/27 ............................................. 2,380,000 2,526,630
GO , 2017 , 5% , 11/01/47 ............................................. 23,370,000 23,627,166
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... 12,985,000 13,681,397
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... 38,600,000 42,817,236
Stockton Community Facilities District ,
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 370,000 377,916
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 380,000 377,172
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 525,000 519,210
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 650,000 637,373
Sulphur Springs Union School District ,
COP , 2010 , AG Insured , 6.5% , 12/01/37 ................................. 1,430,000 1,443,118
COP , 2010 , Pre-Refunded , AG Insured , 6.5% , 12/01/37 ..................... 9,695,000 9,793,960
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/39 ...... 1,175,000 1,207,951
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/44 ...... 1,900,000 1,883,573
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/49 ...... 4,360,000 4,194,968
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/54 ...... 2,000,000 1,906,101
Sunnyvale School District , GO , 2015 , Refunding , 4% , 9/01/42 .................. 17,500,000 16,500,624
Temecula Public Financing Authority ,
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/39 ......... 330,000 343,102
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/44 ......... 925,000 929,149
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/49 ......... 975,000 973,642
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/54 ......... 900,000 891,908
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 4% ,
9/01/49 ........................................................ 1,415,000 1,183,718
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/36 ................................................ 930,000 906,222
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/41 ................................................ 785,000 711,834
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................ 1,040,000 889,312
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/51 ................................................ 930,000 759,708
Three Rivers Levee Improvement Authority ,
Special Tax , 2021 A , Refunding , 4% , 9/01/25 ............................. 280,000 280,000
Special Tax , 2021 A , Refunding , 4% , 9/01/36 ............................. 2,025,000 1,954,269
Special Tax , 2021 A , Refunding , 4% , 9/01/41 ............................. 1,895,000 1,681,489
Special Tax , 2021 A , Refunding , 4% , 9/01/46 ............................. 2,700,000 2,262,846
Special Tax , 2021 A , Refunding , 4% , 9/01/51 ............................. 5,065,000 4,082,624
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/49 .... 8,000,000 6,663,578
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 11,340,000 10,469,926

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Town of Tiburon ,
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.375% ,
9/02/41 ........................................................ $ 495,000 $ 322,512
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.5% ,
9/02/51 ........................................................ 1,105,000 618,051
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.75% , 9/01/48 ................................... 1,750,000 1,814,664
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.875% , 9/01/53 ................................... 2,900,000 3,013,833
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/25 ...................................... 115,000 115,000
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/28 ...................................... 120,000 122,653
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/30 ...................................... 110,000 112,752
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/36 ...................................... 430,000 419,374
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 665,000 596,843
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 885,000 751,706
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 2,210,000 1,789,300
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/45 ........................... 8,830,000 8,505,181
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/49 ........................... 10,990,000 10,330,618
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47 3,230,000 3,334,639
Turlock Irrigation District , Revenue , 2019 , Refunding , 5% , 1/01/44 ............... 9,060,000 9,289,124
c
Union Elementary School District ,
GO , 2001 B , NATL Insured , 5.76%, 9/01/25 .............................. 5,500,000 5,500,000
GO , 2001 B , NATL Insured , 2.22%, 9/01/26 .............................. 5,850,000 5,722,535
University of California ,
Revenue , 2016 K , 4% , 5/15/46 ........................................ 19,850,000 17,752,016
Revenue , 2017 AV , 5.25% , 5/15/47 ..................................... 6,775,000 6,838,343
Revenue , 2017 M , 5% , 5/15/42 ....................................... 15,410,000 15,561,637
Revenue , 2017 M , 5% , 5/15/47 ....................................... 54,015,000 54,266,488
Revenue , 2018 AZ , Refunding , 5% , 5/15/43 .............................. 28,000,000 28,409,091
Revenue , 2018 AZ , Refunding , 5% , 5/15/48 .............................. 47,230,000 47,303,202
Revenue , 2018 AZ , Refunding , 5.25% , 5/15/58 ............................ 9,110,000 9,177,660
Revenue , 2018 O , Refunding , 5% , 5/15/39 ............................... 14,400,000 14,786,417
Revenue , 2018 O , Refunding , 5% , 5/15/48 ............................... 11,445,000 11,457,006
Revenue , 2018 O , Refunding , 5% , 5/15/58 ............................... 5,805,000 5,806,028
Revenue , 2021 Q , Refunding , 4% , 5/15/37 ............................... 1,500,000 1,521,530
Revenue , 2022 BK , 5% , 5/15/52 ....................................... 48,195,000 48,744,543
Revenue , 2023 BN , Refunding , 5% , 5/15/43 .............................. 9,000,000 9,398,038
Revenue , 2023 BQ , 5% , 5/15/35 ...................................... 30,000,000 33,817,548
Revenue , 2024 BV , Refunding , 5% , 5/15/36 .............................. 17,300,000 19,411,114
Revenue , 2025 BZ , Refunding , 5.25% , 5/15/38 ........................... 5,750,000 6,452,464
Revenue , 2025 CB , 5% , 5/15/36 ...................................... 10,000,000 11,339,167
Revenue , 2025 CB , 5% , 5/15/39 ...................................... 13,460,000 14,712,608
Revenue , 2025 CC , 5% , 5/15/37 ...................................... 5,250,000 5,875,688
Revenue , 2025 CC , 5% , 5/15/38 ...................................... 8,975,000 9,890,271
Revenue , 2025 CC , 5% , 5/15/53 ...................................... 10,000,000 10,232,001

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/40 .................................... $ 260,000 $ 236,169
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/45 .................................... 165,000 137,474
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/51 .................................... 260,000 205,710
c
Upland Unified School District , GO , 2011 C , 5.04%, 8/01/45 ................... 62,900,000 23,635,405
Val Verde Unified School District ,
GO , 2010 B , AG Insured , 6.125% , 8/01/34 ............................... 1,000,000 1,162,136
Community Facilities District No. 2018-1 , Special Tax , 2022 , 4% , 9/01/52 ........ 7,000,000 5,668,749
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,230,000 1,236,635
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,755,000 1,737,228
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 2,445,000 2,384,350
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,230,000 1,202,024
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,785,000 1,725,817
Vallejo Public Financing Authority , City of Vallejo Hiddenbrooke Improvement District
No. 1 , Revenue , 2004 A , 5.8% , 9/01/31 ................................. 2,615,000 2,646,180
Valley Center Municipal Water District ,
Community Facility District No. 2020-1 , Special Tax , 2024 , 4% , 9/01/43 ......... 1,265,000 1,116,300
Community Facility District No. 2020-1 , Special Tax , 2024 , 4.375% , 9/01/54 ...... 2,210,000 1,894,529
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AG Insured , 5% , 9/01/37 ............................................ 3,020,000 3,022,850
c
Vista Unified School District ,
GO , 2002 A , AG Insured , 2.47%, 8/01/26 ................................ 7,150,000 6,991,308
GO , 2002 A , AG Insured , 2.49%, 2/01/27 ................................ 4,795,000 4,630,050
Washington Township Health Care District ,
GO , 2015 B , 5% , 8/01/45 ............................................ 15,000,000 14,999,087
Revenue , 2023 A , 5.75% , 7/01/48 ..................................... 1,300,000 1,347,512
Revenue , 2023 A , 5.75% , 7/01/53 ..................................... 1,000,000 1,020,835
West Patterson Financing Authority ,
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 300,000 307,841
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.375% , 9/01/44 ..... 830,000 753,439
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.625% , 9/01/49 ..... 780,000 707,003
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 2,430,000 2,357,827
West Sacramento Area Flood Control Agency ,
Special Assessment , 2015 , AG Insured , 5% , 9/01/40 ....................... 3,000,000 3,002,582
Special Assessment , 2015 , AG Insured , 5% , 9/01/45 ....................... 7,500,000 7,503,413
West Sacramento Financing Authority , Special Tax , A , AG Insured , 5% , 9/01/34 ..... 4,940,000 5,428,394
Westside Union School District ,
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,175,000 1,108,672
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5.25% , 9/01/52 .................................................. 1,890,000 1,756,878
William S Hart Union High School District ,
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 385,000 381,672
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 750,000 728,564

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
William S Hart Union High School District, (continued)
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... $ 885,000 $ 848,493
12,001,153,376
Florida 0.7%
c ,e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 108,100,000 90,208,153
Wisconsin 0.2%
e
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 30,400,000 23,306,996
U.S. Territories 1.9%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue , 2021 A , Refunding , 2.899% , 10/01/27 ........................... 470,000 455,867
Revenue , 2024 A , 5% , 10/01/27 ....................................... 160,000 164,524
Revenue , 2024 A , 5% , 10/01/28 ....................................... 750,000 780,979
Revenue , 2024 A , 5% , 10/01/29 ....................................... 1,330,000 1,398,064
Revenue , 2024 A , 5% , 10/01/30 ....................................... 1,110,000 1,174,750
Revenue , 2024 A , 5% , 10/01/31 ....................................... 935,000 988,915
Revenue , 2024 A , 5% , 10/01/33 ....................................... 660,000 696,036
Revenue , 2024 A , 5.25% , 10/01/37 .................................... 1,375,000 1,437,949
Revenue , 2024 A , 5.25% , 10/01/38 .................................... 1,325,000 1,376,411
Revenue , 2024 B , 5% , 10/01/27 ....................................... 410,000 424,930
Revenue , 2024 B , 5% , 10/01/28 ....................................... 380,000 400,235
Revenue , 2024 B , 5% , 10/01/29 ....................................... 1,010,000 1,077,476
Revenue , 2024 B , 5% , 10/01/30 ....................................... 560,000 603,410
Revenue , 2024 B , 5% , 10/01/31 ....................................... 510,000 551,148
Revenue , 2024 B , 5% , 10/01/32 ....................................... 1,455,000 1,571,994
Revenue , 2024 B , 5% , 10/01/33 ....................................... 305,000 330,344
Revenue , 2024 B , 5% , 10/01/34 ....................................... 435,000 470,116
Revenue , 2024 B , 5% , 10/01/35 ....................................... 520,000 557,321
Revenue , 2024 B , 5% , 10/01/36 ....................................... 250,000 266,572
Revenue , 2024 B , 5% , 10/01/37 ....................................... 1,095,000 1,158,306
Revenue , 2024 B , 5% , 10/01/38 ....................................... 1,125,000 1,181,133
Revenue , 2024 B , 5% , 10/01/39 ....................................... 1,125,000 1,172,824
Revenue , 2024 B , 5% , 10/01/40 ....................................... 420,000 434,797
Revenue , 2024 B , 5% , 10/01/41 ....................................... 1,150,000 1,176,413
Revenue , 2024 B , 5% , 10/01/42 ....................................... 495,000 501,885
Revenue , 2024 B , 5% , 10/01/43 ....................................... 500,000 504,142
Antonio B. Won Pat International Airport Authority , Revenue , 2024 A , 5% , 10/01/32 ..
1,600,000 1,688,845
22,545,386
Puerto Rico 1.7%
Children's Trust Fund ,
Revenue , 2002 , 5.5% , 5/15/39 ........................................ 3,775,000 3,824,185
Revenue , 2002 , 5.625% , 5/15/43 ...................................... 16,000,000 16,250,940
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 471,227 469,607
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 3,593,968 3,584,677
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 29,500,000 26,491,832

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 48 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. $ 184,264,000 $ 169,017,665
219,638,906
Total U.S. Territories .................................................................... 242,184,292
Total Municipal Bonds (Cost $ 12,330,001,163 ) ..................................
12,356,852,817
Shares
Escrows and Litigation Trusts 0.0%
†
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 4,167,132 1,041,783
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
1,041,783
Total Long Term Investments (Cost $ 12,330,001,163 ) ............................
12,357,894,600
a
a a a a
Short Term Investments 0.9%
Principal
Amount
Municipal Bonds 0.9%
California 0.9%
h
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 3.58% , 10/01/41 .................................. 300,000 300,000
h
Los Angeles Department of Water & Power ,
Power System , Revenue , 2023 F-1 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.75% , 7/01/48 ................................. 55,260,000 55,260,000
Power System , Revenue , 2023 F-2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3% , 7/01/47 .................................... 57,100,000 57,100,000
h
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 3.55% , 5/15/48 ..
1,200,000 1,200,000
113,860,000
Total Municipal Bonds (Cost $ 113,860,000 ) .....................................
113,860,000
Total Short Term Investments (Cost $ 113,860,000 ) ...............................
113,860,000
a
Total Investments (Cost $ 12,443,861,163 ) 99.1% ................................
$12,471,754,600
Other Assets, less Liabilities 0.9% .............................................
110,911,318
Net Assets 100.0% ...........................................................
$12,582,665,918
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $1,226,038,932, representing 9.7% of net assets.

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

f
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
g
Security purchased on a when-issued basis. See Note 1(b).
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $12,443,861,163
Value - Unaffiliated issuers .................................................................. $12,471,754,600
Cash .................................................................................... 172,464
Receivables:
Capital shares sold ........................................................................ 9,735,431
Interest ................................................................................. 136,350,288
Unrealized appreciation on unfunded commitments (Note 1 b ) .......................................... 2,211,045
Total assets .......................................................................... 12,620,223,828
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,269,801
Capital shares redeemed ................................................................... 24,553,846
Management fees ......................................................................... 4,658,816
Distribution fees .......................................................................... 1,252,608
Transfer agent fees ........................................................................ 1,754,103
Trustees' fees and expenses ................................................................. 19,858
Distributions to shareholders ................................................................. 3,828,653
Accrued expenses and other liabilities ........................................................... 220,225
Total liabilities ......................................................................... 37,557,910
Net assets, at value ................................................................. $12,582,665,918
Net assets consist of:
Paid-in capital ............................................................................. $13,630,661,188
Total distributable earnings (losses) ............................................................. (1,047,995,270)
Net assets, at value ................................................................. $12,582,665,918

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $2,730,950,074
Shares outstanding ........................................................................ 416,613,311
Net asset value per share
a ,b
.................................................................. $6.56
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $6.82
Class A1:
Net assets, at value ....................................................................... $6,321,893,800
Shares outstanding ........................................................................ 965,793,941
Net asset value per share
a ,b
.................................................................. $6.55
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $6.81
Class C:
Net assets, at value ....................................................................... $263,321,287
Shares outstanding ........................................................................ 40,306,316
Net asset value and maximum offering price per share
a ,b
............................................ $6.53
Class R6:
Net assets, at value ....................................................................... $370,437,137
Shares outstanding ........................................................................ 56,666,017
Net asset value and maximum offering price per share
b
............................................. $6.54
Advisor Class:
Net assets, at value ....................................................................... $2,896,063,620
Shares outstanding ........................................................................ 443,195,121
Net asset value and maximum offering price per share
b
............................................. $6.53
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended August 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $286,457,043
Expenses:
Management fees (Note 3 a ) ................................................................... 28,015,079
Distribution fees: (Note 3c )
Class A ................................................................................ 3,461,544
Class A1 ............................................................................... 3,238,603
Class C ................................................................................ 954,730
Transfer agent fees: (Note 3e )
Class A ................................................................................ 747,336
Class A1 ............................................................................... 1,783,717
Class C ................................................................................ 79,283
Class R6 ............................................................................... 26,407
Advisor Class ............................................................................ 714,251
Custodian fees (Note 4 ) ...................................................................... 37,973
Reports to shareholders fees .................................................................. 83,009
Registration and filing fees .................................................................... 23,071
Professional fees ........................................................................... 152,417
Trustees' fees and expenses .................................................................. 78,784
Other .................................................................................... 414,343
Total expenses ......................................................................... 39,810,547
Net investment income ................................................................ 246,646,496
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (26,050,386)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (559,119,327)
Net realized and unrealized gain (loss) ............................................................ (585,169,713)
Net increase (decrease) in net assets resulting from operations .......................................... $(338,523,217)

Franklin California Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin California Tax-Free Income Fund
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $246,646,496 $478,165,560
Net realized gain (loss) ................................................. (26,050,386) (52,075,399)
Net change in unrealized appreciation (depreciation) ........................... (559,119,327) (23,108,760)
Net increase (decrease) in net assets resulting from operations ................ (338,523,217) 402,981,401
Distributions to shareholders:
Class A ............................................................. (51,052,902) (93,221,630)
Class A1 ............................................................ (126,966,067) (262,375,944)
Class C ............................................................. (4,836,800) (10,818,814)
Class R6 ............................................................ (7,345,178) (12,919,299)
Advisor Class ........................................................ (52,361,339) (91,934,360)
Total distributions to shareholders .......................................... (242,562,286) (471,270,047)
Capital share transactions: (Note 2 )
Class A ............................................................. 4,293,554 314,261,887
Class A1 ............................................................ (357,049,671) (617,006,575)
Class C ............................................................. (46,729,039) (69,301,820)
Class R6 ............................................................ 6,970,492 65,742,344
Advisor Class ........................................................ 401,895,599 197,113,306
Total capital share transactions ............................................ 9,380,935 (109,190,858)
Net increase (decrease) in net assets ................................... (571,704,568) (177,479,504)
Net assets:
Beginning of period ..................................................... 13,154,370,486 13,331,849,990
End of period .......................................................... $12,582,665,918 $13,154,370,486

Franklin California Tax-Free Income Fund

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers
five classes of shares: Class A, Class A1, Class C, Class
R6 and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
and the Fund may be obligated to perform on such
agreements at a future date. Unfunded commitments are
marked to market daily and any unrealized appreciation
or depreciation is included in the Statement of Assets and
Liabilities and the Statement of Operations. At August 31,
2025, unfunded commitments were as follows:
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
Borrower
Unfunded
Commitment
Franklin California Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $9,260,673
B-2, 7.125%, 7/01/59 44,974,968
$54,235,641
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
August 31, 2025
Year Ended
February 28, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 47,168,744 $311,314,701 108,497,677 $747,163,818
Shares issued in reinvestment of distributions .......... 7,040,676 46,451,195 12,449,826 85,467,488
Shares redeemed ............................... (53,592,950) (353,472,342) (75,533,750) (518,369,419)
Net increase (decrease) .......................... 616,470 $4,293,554 45,413,753 $314,261,887
Class A1 Shares:
Shares sold ................................... 8,332,590 $54,978,223 23,074,570 $158,482,920
Shares issued in reinvestment of distributions .......... 16,130,474 106,273,645 32,250,476 221,048,096
Shares redeemed ............................... (78,664,079) (518,301,539) (145,228,231) (996,537,591)
Net increase (decrease) .......................... (54,201,015) $(357,049,671) (89,903,185) $(617,006,575)
Class C Shares:
Shares sold ................................... 2,154,180 $14,168,648 7,085,082 $48,630,066
Shares issued in reinvestment of distributions .......... 706,622 4,646,002 1,532,350 10,484,905
Shares redeemed
a
.............................. (9,975,878) (65,543,689) (18,747,924) (128,416,791)
Net increase (decrease) .......................... (7,115,076) $(46,729,039) (10,130,492) $(69,301,820)
Class R6 Shares:
Shares sold ................................... 13,630,212 $89,287,864 20,259,202 $138,862,484
Shares issued in reinvestment of distributions .......... 1,019,487 6,706,661 1,839,250 12,591,170
Shares redeemed ............................... (13,548,038) (89,024,033) (12,510,954) (85,711,310)
Net increase (decrease) .......................... 1,101,661 $6,970,492 9,587,498 $65,742,344
Advisor Class Shares:
Shares sold ................................... 149,491,809 $979,909,005 107,532,859 $736,503,112
Shares issued in reinvestment of distributions .......... 7,187,775 47,246,017 12,190,275 83,435,995
Shares redeemed ............................... (95,148,790) (625,259,423) (91,001,550) (622,825,801)
Net increase (decrease) .......................... 61,530,794 $401,895,599 28,721,584 $197,113,306
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended August 31, 2025, the annualized gross effective investment management fee rate was 0.442% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended August 31, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$1,125,476 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2026.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended August 31, 2025, these purchase and sale transactions aggregated $222,960,000 and $142,475,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended August 31, 2025, there were no credits earned.
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $20,900
CDSC retained .............................................................................. $266,827
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2025, the capital loss carryforwards were as follows:
At August 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2025, aggregated
$873,554,086 and $879,863,106, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2025, the aggregate value of these securities was $11,551,356, representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 610,562,240
Long term ................................................................................ 473,101,953
Total capital loss carryforwards ............................................................... $1,083,664,193
Cost of investments .......................................................................... $12,435,187,249
Unrealized appreciation ........................................................................ $638,118,572
Unrealized depreciation ........................................................................ (601,551,221)
Net unrealized appreciation (depreciation) .......................................................... $36,567,351

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2025, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
Level 1 Level 2 Level 3 Total
Franklin California Tax-Free Income Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ — $ — $ —
b
$ —
Municipal Bonds ......................... — 12,356,852,817 — 12,356,852,817
Escrows and Litigation Trusts ............... — — 1,041,783 1,041,783
Short Term Investments ................... — 113,860,000 — 113,860,000
Total Investments in Securities ........... $— $12,470,712,817 $1,041,783 $12,471,754,600
Other Financial Instruments:
Unfunded Commitments .................. $— $— $2,211,045 $2,211,045
Total Other Financial Instruments ......... $— $— $2,211,045 $2,211,045
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
9. Credit Facility
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
11. Operating Segments
(continued)

Franklin California Tax-Free Income Fund

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Semiannual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager)
and the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. On several occasions, both prior to, and at the Meeting, the Independent Trustees met with senior executives of
Franklin Resources, Inc. (FRI), the Manager’s parent, to discuss management’s perspectives on and ask questions regarding the performance of and long-term business strategies for the Municipal and Tax-Free Funds, including on topics such as the positioning of the Municipal and Tax-Free Funds within the broader Franklin Templeton product offering line up, management’s assessment of the overall performance of the Municipal and Tax-Free Funds compared to other similar suites of funds in the marketplace, and the appropriateness of the Broadridge Performance Universe selected for each Municipal and Tax-Free
Fund. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below. The class Broadridge used to calculate the performance
(and expense) data for the Fund was changed from Class A1 to Class A this year. Class A1 was historically used to calculate the performance data as the class has a longer track record than Class A; however, Class A has a Rule 12b-1 fee that is more aligned with the fee charged by a majority of the Fund’s Performance Universe peers and is available for new investor purchases, unlike Class A1 which is only available to existing Class A1 shareholders.

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The Performance Universe for the Fund included the Fund and all retail and institutional California municipal debt funds. The
Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the median and in the second quintile of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was below the median of its Performance Universe, but for the five-year period was above the median of its Performance Universe. The Board further noted that the Fund’s annualized total return for the three-year period was in the third quintile and only one basis point below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and each other fund in its Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 11 other California municipal debt funds. The Board noted that the
Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board further noted that the Management Rate was 2.1 basis points above the median of its Expense Group and the actual total expense ratio was within one basis point of the median of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain

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Semiannual Report
operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4312-SFSOI 10/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin California Tax-Free Income Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 29, 2025